OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	April 30, 2013
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . . 5.6
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

5606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Absolute Return Emerging Markets Macro Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes 4.2%
COLOMBIA 3.3%
Corp. Andina de Fomento Senior Unsecured (a)
01/15/16	3.750%	$2,665,000		$2,718,335
INDONESIA 0.9%
PT Pertamina Persero (a)(b)
05/23/21	5.250%	700,000		728,000
Total Corporate Bonds & Notes (Cost: $3,411,289)				$3,446,335

Foreign Government Obligations(c) 45.6%
ARGENTINA 2.3%
Provincia de Buenos Aires (a)(b)
Senior Unsecured
10/05/15	11.750%	$925,000		$921,512
01/26/21	10.875%	1,075,000		939,961
Total				1,861,473
BRAZIL 2.3%
Petrobras International Finance Co. (a)
01/27/16	3.875%	1,850,000		1,897,452
COLOMBIA 6.6%
Colombia Government International Bond (a)
07/12/21	4.375%	800,000		844,000
Empresas Publicas de Medellin ESP Senior Unsecured (a)(b)
02/01/21	8.375%	COP	7,824,000,000	4,605,511
Total				5,449,511
HUNGARY 1.9%
Hungary Government International Bond (a)
01/11/19	6.000%	EUR	1,100,000	1,555,478
JORDAN 2.4%
Jordan Government International Bond (a)
11/12/15	3.875%	2,100,000		1,990,800
KAZAKHSTAN 3.0%
KazMunayGas National Co. Senior Unsecured (a)(b)
04/09/21	6.375%	2,350,000		2,444,000

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (c) (continued)
LATVIA 2.5%
Republic Of Latvia (a)(b)
06/16/21	5.250%	$2,100,000	$2,079,000
LEBANON 5.0%
Lebanon Government International Bond (a)(b)
11/02/16	4.750%	4,100,000	4,121,237
LITHUANIA 2.3%
Lithuania Government International Bond Senior Unsecured (a)(b)
03/09/21	6.125%	1,800,000	1,928,250
MALAYSIA 5.1%
Wakala Global Sukuk Bhd (a)(b)
07/06/16	2.991%	4,100,000	4,177,002
QATAR 2.4%
Qatar Government International Bond Senior Unsecured (a)(b)
04/09/19	6.550%	1,600,000	1,944,000
SERBIA 0.5%
Republic of Serbia Senior Unsecured (a)(d)
11/01/24	6.750%	450,000	450,000
SRI LANKA 1.4%
Republic of Sri Lanka Senior Unsecured (a)(b)
07/27/21	6.250%	1,100,000	1,119,470
UKRAINE 3.2%
Ukraine Government International Bond Senior Unsecured (a)(b)
06/17/16	6.250%	2,700,000	2,679,750
VENEZUELA 4.7%
Petroleos de Venezuela SA (a)(b)
11/02/17	8.500%	4,360,000	3,117,400
Venezuela Government International Bond Senior Unsecured (a)
05/07/28	9.250%	1,150,000	775,230
Total			3,892,630
Total Foreign Government Obligations (Cost: $37,421,284)			$37,590,053

	Shares	Value

Money Market Fund 50.0%
Columbia Short-Term Cash Fund, 0.139% (e)(f)	41,176,267	$41,176,267
Total Money Market Fund (Cost: $41,176,267)		$41,176,267

Total Investments
(Cost: $82,008,840) (g)	$82,212,655	(h)
Other Assets & Liabilities, Net	128,009
Net Assets	$82,340,664

Investments in Derivatives

Credit Default Swap Contracts Outstanding at August 31, 2011

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
Barclays	Emirate of Abu Dhabi	June 26, 2016	1.00%	$2,000,000	$(1,502)	$(4,086)	$(4,056)	$—	$(9,644)
Barclays	Emirate of Abu Dhabi	Sept. 20, 2016	1.00	4,672,000	3,559	(13,541)	(9,474)	—	(19,456)
CitiGroup	Republic of Turkey	June 26, 2016	1.00	1,435,000	85,589	(97,241)	(2,910)	—	(14,562)
Citibank	Republic of Turkey	Sept. 20, 2016	1.00	1,500,000	89,465	(59,419)	(3,041)	27,005	—
Total								$27,005	$(43,662)

Credit Default Swap Contracts Outstanding at August 31, 2011

Sell Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
Barclays	Republic of Peru	Sept. 20, 2016	1.00%	$7,344,000	$(166,609)	$226,097	$14,892	$74,380	$—
Citibank	Republic of Peru	Sept. 20, 2016	1.00	6,000,000	(136,119)	72,080	12,167	—	(51,872)
Barclays	State of Qatar	June 20, 2016	1.00	2,000,000	74	4,087	4,055	8,216	—
Barclays	State of Qatar	Sept. 20, 2016	1.00	4,672,000	(5,840)	9,033	9,474	12,667	—
Total								$95,263	$(51,872)

Interest Rate Swap Contracts Outstanding at August 31, 2011

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Citibank	3-Month KRW-CD-KSDA-Bloomberg	Pay	3.675%	Aug. 8, 2012	$43,500,000,000	$65,646	$—
Citibank	3-Month KRW-CD-KSDA-Bloomberg	Pay	3.475	Aug. 29, 2012	67,500,000,000	—	(18,881)
Citibank	1-Month MXN TIIE-Banxico	Pay	5.420	July 8, 2013	180,000,000	196,796	—
Barclays	3-Month ZAR-JIBAR-SAFEX	Pay	5.630	July 20, 2013	120,000,000	45,141	—
Citibank	3-Month ZAR-JIBAR-SAFEX	Pay	6.295	July 20, 2013	123,750,000	274,354	—
Barclays	6-Month CZK-PRIBOR-PRBO	Pay	1.485	Aug. 8, 2013	420,000,000	21,411	—
Citibank	6-Month CZK-PRIBOR-PRBO	Pay	1.620	Aug. 8, 2013	345,000,000	49,848	—
Barclays	6-Month CLP-PuntaCamara-BCC	Pay	4.595	Aug. 22, 2013	6,600,000,000	—	(31,894)
Citibank	6-Month CLP-PuntaCamara-BCC	Pay	4.830	Aug. 22, 2013	8,600,000,000	40,253	—
Barclays	1-Month MXN TIIE-Banxico	Pay	4.810	Aug. 23, 2013	210,000,000	33,476	—
Citibank	1-Week CNY CNREPOFIX CFXS-Rueters	Pay	3.833	May 25, 2016	48,750,000	—	(87,790)
Citibank	1-Week CNY CNREPOFIX CFXS-Rueters	Pay	3.730	Aug. 29, 2016	50,000,000	—	(126,014)
Total						$726,925	$(264,579)

Forward Foreign Currency Exchange Contracts Open at August 31, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
Citibank	Nov. 16, 2011	8,219,050,000	4,580,134	$—	$(19,863)
		(COP)	(USD)
Citibank	Nov. 16, 2011	1,875,080	2,698,880	7,757	—
		(EUR)	(USD)
HSBC Bank PLC	Nov. 16, 2011	200,000	287,060	19	—
		(EUR)	(USD)
Citibank	Nov. 16, 2011	2,897,489	18,432,375	—	(1,000)
		(USD)	(CNY)
HSBC Bank PLC	Nov. 16, 2011	1,511,000	9,624,315	1,378	—
		(USD)	(CNY)
Citibank	Nov. 16, 2011	3,626,514	12,546,640	—	(108,526)
		(USD)	(ILS)
HSBC Bank PLC	Nov. 16, 2011	3,097,450	9,323,618	13,796	—
		(USD)	(MYR)
Citibank	March 7, 2012	2,250,000	14,401,750	25,065	—
		(USD)	(CNY)
HSBC Bank PLC	March 7, 2012	1,200,000	7,504,200	—	(14,550)
		(USD)	(CNY)
Total				$48,015	$(143,939)

Notes to Portfolio of Investments
(a)	Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $41,036,388 or 49.84% of net assets.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the value of these securities amounted to $30,805,093 or 37.41% of net assets.

(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Variable rate security. The interest rate shown reflects the rate as of August 31, 2011.
(e)	The rate shown is the seven-day current annualized yield at August 31, 2011.
(f)	Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$14,742,267	$56,524,880	$(30,090,880)	$—	$41,176,267	$8,171	$41,176,267

(g)

At August 31, 2011, the cost of securities for federal income tax purposes was approximately $82,009,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$362,000
Unrealized Depreciation	(158,000)
Net Unrealized Appreciation	$204,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
CNY	China, Yuan Renminbi
COP	Colombian Peso
EUR	Euro
ILS	Israeli Shekel
MYR	Malaysia Ringgits
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                        Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of August 31, 2011:

	Fair value at August 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes	$—	$3,446,335	$—	$3,446,335
Foreign Government Obligations	—	37,590,053	—	37,590,053
Total Bonds	—	41,036,388	—	41,036,388

Other
Affiliated Money Market Fund(c)	41,176,267	—	—	41,176,267
Total Other	41,176,267	—	—	41,176,267

Investments in Securities	41,176,267	41,036,388	—	82,212,655
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	48,015	—	48,015
Swap Contracts	—	849,193	—	849,193
Liabilities
Forward Foreign Currency Exchange Contracts	—	(143,939)	—	(143,939)
Swap Contracts	—	(360,113)	—	(360,113)
Total	$41,176,267	$41,429,544	$—	$82,605,811

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at August 31, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Absolute Return Enhanced Multi-Strategy Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 18.3%
CONSUMER DISCRETIONARY 2.2%
Auto Components 0.2%
Autoliv, Inc.	541	$30,198
Johnson Controls, Inc.	3,675	117,159
Tenneco, Inc. (a)	1,370	44,950
Total		192,307
Automobiles 0.1%
General Motors Co. (a)	5,663	136,082

Hotels, Restaurants & Leisure 0.3%
Bally Technologies, Inc. (a)	3,102	97,341
Cheesecake Factory, Inc. (The) (a)	1,641	45,045
Darden Restaurants, Inc.	829	39,875
McDonald’s Corp.	1,760	159,209
Starbucks Corp.	2,164	83,574
Total		425,044
Household Durables 0.1%
Newell Rubbermaid, Inc.	4,116	56,965
Internet & Catalog Retail 0.1%
Expedia, Inc.	3,246	98,386
priceline.com, Inc. (a)	140	75,217
Total		173,603
Leisure Equipment & Products —%
Mattel, Inc.	1,985	53,337

Media 0.6%
CBS Corp., Class B Non Voting	2,326	58,266
Comcast Corp., Class A	10,839	233,147
Discovery Communications, Inc., Class A (a)	1,549	65,492
DISH Network Corp., Class A (a)	3,228	80,248
McGraw-Hill Companies, Inc. (The)	1,300	54,743
Meredith Corp.	1,670	43,086
Time Warner, Inc.	2,965	93,872
Viacom, Inc., Class B	2,236	107,865
Total		736,719
Multiline Retail 0.3%
Dollar Tree, Inc. (a)	937	66,920
Kohl’s Corp.	1,953	90,502
Macy’s, Inc.	2,921	75,800
Nordstrom, Inc.	1,095	49,779

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Multiline Retail (continued)
Target Corp.	1,760	$90,939
Total		373,940
Specialty Retail 0.5%
Best Buy Co., Inc.	1,298	33,216
Childrens Place Retail Stores, Inc. (The) (a)	1,460	62,663
Foot Locker, Inc.	3,733	77,908
GameStop Corp., Class A (a)	2,958	70,785
Home Depot, Inc.	2,815	93,965
Limited Brands, Inc.	4,010	151,337
Staples, Inc.	1,839	27,107
TJX Companies, Inc.	2,324	126,937
Total		643,918
Textiles, Apparel & Luxury Goods —%
Coach, Inc.	721	40,535
TOTAL CONSUMER DISCRETIONARY		2,832,450
CONSUMER STAPLES 2.1%
Beverages 0.4%
Coca-Cola Co. (The)	1,255	88,415
Diageo PLC, ADR (b)	1,984	159,236
PepsiCo, Inc.	2,991	192,710
Total		440,361
Food & Staples Retailing 0.2%
CVS Caremark Corp.	3,524	126,547
Kroger Co. (The)	2,723	64,154
Safeway, Inc.	1,767	32,389
Wal-Mart Stores, Inc.	1,360	72,365
Total		295,455
Food Products 0.5%
General Mills, Inc.	3,811	144,475
Hershey Co. (The)	1,767	103,635
HJ Heinz Co.	2,270	119,493
JM Smucker Co. (The)	670	48,300
Kellogg Co.	1,118	60,730
Kraft Foods, Inc., Class A	3,093	108,317
Smithfield Foods, Inc. (a)	1,046	22,928
Total		607,878

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products 0.4%
Kimberly-Clark Corp.	2,997	$207,273
Procter & Gamble Co. (The)	5,261	335,020
Total		542,293
Personal Products 0.1%
Avon Products, Inc.	1,731	39,051
Herbalife Ltd. (b)	1,188	66,291
Total		105,342
Tobacco 0.5%
Altria Group, Inc.	3,545	96,388
Philip Morris International, Inc.	8,562	593,518
Total		689,906
TOTAL CONSUMER STAPLES		2,681,235
ENERGY 2.0%
Energy Equipment & Services 0.5%
Baker Hughes, Inc.	1,210	73,943
Cameron International Corp. (a)	1,056	54,870
Dresser-Rand Group, Inc. (a)	1,821	77,301
Halliburton Co.	1,834	81,375
National Oilwell Varco, Inc.	1,136	75,112
Schlumberger Ltd. (b)	2,173	169,755
Transocean Ltd. (b)	1,165	65,263
Total		597,619
Oil, Gas & Consumable Fuels 1.5%
Alpha Natural Resources, Inc. (a)	196	6,482
Anadarko Petroleum Corp.	288	21,240
Apache Corp.	1,787	184,186
Chevron Corp.	4,875	482,186
ConocoPhillips	2,837	193,115
Devon Energy Corp.	1,278	86,687
EnCana Corp. (b)	1,995	50,693
Exxon Mobil Corp.	6,336	469,117
Hess Corp.	793	47,057
Kinder Morgan, Inc.	1,510	39,033
Murphy Oil Corp.	495	26,522
Occidental Petroleum Corp.	1,721	149,280
Penn West Petroleum Ltd. (b)	1,670	31,279
Royal Dutch Shell PLC, ADR (b)	2,375	159,244

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp. (a)	1,740	$81,971
Total		2,028,092
TOTAL ENERGY		2,625,711
FINANCIALS 2.6%
Capital Markets 0.7%
BlackRock, Inc.	1,687	277,933
Franklin Resources, Inc.	613	73,511
Goldman Sachs Group, Inc. (The)	1,470	170,844
Invesco Ltd. (b)	4,738	86,705
Northern Trust Corp.	1,375	52,841
State Street Corp.	3,299	117,181
T Rowe Price Group, Inc.	2,023	108,190
Total		887,205
Commercial Banks 0.4%
Huntington Bancshares, Inc.	9,884	49,716
PNC Financial Services Group, Inc.	2,817	141,244
U.S. Bancorp	4,951	114,913
Wells Fargo & Co.	6,016	157,018
Total		462,891
Consumer Finance 0.1%
American Express Co.	3,254	161,756

Diversified Financial Services 0.5%
Citigroup, Inc.	4,111	127,647
CME Group, Inc.	196	52,355
JPMorgan Chase & Co.	13,873	521,070
Total		701,072
Insurance 0.5%
Arthur J Gallagher & Co.	2,045	57,689
Berkshire Hathaway, Inc., Class B (a)	1,908	139,284
Chubb Corp.	1,010	62,509
Hartford Financial Services Group, Inc.	3,354	64,196
MetLife, Inc.	3,678	123,581
Principal Financial Group, Inc.	1,316	33,374
Progressive Corp. (The)	1,170	22,441
Reinsurance Group of America, Inc.	342	18,252
RenaissanceRe Holdings Ltd. (b)	350	22,949
Unum Group	2,200	51,788
Total		596,063

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 0.4%
American Campus Communities, Inc.	937	$36,552
Apartment Investment & Management Co., Class A	1,767	46,949
AvalonBay Communities, Inc.	306	41,732
CBL & Associates Properties, Inc.	3,228	47,484
Digital Realty Trust, Inc.	800	47,800
Duke Realty Corp.	1,803	21,402
Lexington Realty Trust	4,797	35,402
Public Storage	906	112,099
Simon Property Group, Inc.	660	77,550
U-Store-It Trust	3,138	33,702
Vornado Realty Trust	450	38,660
Total		539,332
Real Estate Management & Development —%
Jones Lang LaSalle, Inc.	373	24,957

Thrifts & Mortgage Finance —%
People’s United Financial, Inc.	3,910	45,943
TOTAL FINANCIALS		3,419,219
HEALTH CARE 2.3%
Biotechnology 0.2%
Amgen, Inc.	830	45,986
Celgene Corp. (a)	1,629	96,877
Gilead Sciences, Inc. (a)	2,687	107,171
Total		250,034
Health Care Equipment & Supplies 0.3%
Baxter International, Inc.	3,795	212,444
CareFusion Corp. (a)	1,494	38,261
Covidien PLC (b)	1,100	57,398
Zimmer Holdings, Inc. (a)	973	55,354
Total		363,457
Health Care Providers & Services 0.4%
Aetna, Inc.	1,082	43,312
Cardinal Health, Inc.	1,799	76,457
CIGNA Corp.	2,117	98,949
Humana, Inc.	535	41,537
McKesson Corp.	257	20,542
Medco Health Solutions, Inc.	1,374	74,388
Universal Health Services, Inc., Class B	1,136	47,258

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
WellPoint, Inc.	1,352	$85,582
Total		488,025
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc. (a)	3,748	205,878
Pharmaceuticals 1.3%
Abbott Laboratories	4,877	256,091
Bristol-Myers Squibb Co.	7,220	214,795
Johnson & Johnson	5,506	362,295
Merck & Co., Inc.	7,175	237,636
Mylan, Inc. (a)	1,659	34,441
Pfizer, Inc.	24,321	461,612
Roche Holding AG, ADR (b)	973	42,569
Sanofi, ADR (b)	1,821	66,594
Total		1,676,033
TOTAL HEALTH CARE		2,983,427
INDUSTRIALS 2.0%
Aerospace & Defense 0.6%
General Dynamics Corp.	757	48,509
Goodrich Corp.	684	60,999
Honeywell International, Inc.	4,859	232,309
Raytheon Co.	3,188	137,817
United Technologies Corp.	3,756	278,883
Total		758,517
Air Freight & Logistics 0.1%
FedEx Corp.	1,082	85,175
United Parcel Service, Inc., Class B	955	64,357
Total		149,532
Commercial Services & Supplies 0.1%
Republic Services, Inc.	1,315	39,923
Waste Management, Inc.	1,895	62,611
Total		102,534
Construction & Engineering 0.2%
Foster Wheeler AG	3,607	88,552
KBR, Inc.	3,679	110,554
Total		199,106
Electrical Equipment —%
Emerson Electric Co.	1,140	53,067

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 0.4%
General Electric Co.	16,310	$266,016
Tyco International Ltd. (b)	5,987	248,940
Total		514,956
Machinery 0.3%
Deere & Co.	1,849	149,436
Dover Corp.	2,471	142,132
Illinois Tool Works, Inc.	819	38,116
Parker Hannifin Corp.	1,300	95,459
Total		425,143
Professional Services 0.1%
Dun & Bradstreet Corp.	468	31,305
Nielsen Holdings NV	4,376	129,792
Total		161,097
Road & Rail 0.1%
JB Hunt Transport Services, Inc.	901	36,211
Norfolk Southern Corp.	865	58,543
Union Pacific Corp.	822	75,764
Total		170,518
Trading Companies & Distributors 0.1%
WW Grainger, Inc.	577	88,916
TOTAL INDUSTRIALS		2,623,386
INFORMATION TECHNOLOGY 2.9%
Communications Equipment 0.1%
QUALCOMM, Inc.	2,392	123,092

Computers & Peripherals 0.5%
Apple, Inc. (a)	1,208	464,875
EMC Corp. (a)	7,346	165,946
NCR Corp. (a)	3,210	55,308
Total		686,129
Electronic Equipment, Instruments & Components 0.1%
TE Connectivity Ltd. (b)	4,029	123,368
Vishay Intertechnology, Inc. (a)	2,020	23,028
Total		146,396
Internet Software & Services 0.3%
AOL, Inc. (a)	782	12,184
eBay, Inc. (a)	6,343	195,808

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
Google, Inc., Class A (a)	362	$195,828
Total		403,820
IT Services 0.8%
Accenture PLC, Class A (b)	3,491	187,083
Automatic Data Processing, Inc.	1,540	77,046
International Business Machines Corp.	3,047	523,810
Mastercard, Inc., Class A	819	270,032
Total		1,057,971
Office Electronics 0.1%
Canon, Inc., ADR (b)	1,110	52,436
Semiconductors & Semiconductor Equipment 0.5%
Analog Devices, Inc.	2,912	96,154
Atmel Corp. (a)	4,382	39,920
Fairchild Semiconductor International, Inc. (a)	4,040	53,570
Intel Corp.	10,495	211,264
Linear Technology Corp.	1,260	36,074
Novellus Systems, Inc. (a)	2,218	62,038
Teradyne, Inc. (a)	4,905	59,351
Texas Instruments, Inc.	2,315	60,676
Total		619,047
Software 0.5%
Autodesk, Inc. (a)	2,777	78,312
Electronic Arts, Inc. (a)	1,750	39,515
Intuit, Inc. (a)	2,236	110,302
Microsoft Corp.	14,738	392,031
Oracle Corp.	2,362	66,301
Total		686,461
TOTAL INFORMATION TECHNOLOGY		3,775,352
MATERIALS 1.0%
Chemicals 0.7%
Air Products & Chemicals, Inc.	1,324	108,396
Celanese Corp., Class A	4,398	206,750
Dow Chemical Co. (The)	1,370	38,977
EI du Pont de Nemours & Co.	3,509	169,380
International Flavors & Fragrances, Inc.	920	53,378
LyondellBasell Industries NV, Class A (b)	2,056	71,240

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
Monsanto Co.	1,453	$100,155
Mosaic Co. (The)	664	47,230
RPM International, Inc.	1,965	40,951
Sherwin-Williams Co. (The)	1,770	134,060
Total		970,517
Containers & Packaging 0.1%
Packaging Corp. of America	3,102	78,636
Sonoco Products Co.	1,635	51,649
Total		130,285
Metals & Mining 0.2%
BHP Billiton Ltd., ADR (b)	605	51,528
Freeport-McMoRan Copper & Gold, Inc.	1,262	59,491
Nucor Corp.	1,470	53,037
Rio Tinto PLC, ADR (b)	865	52,903
Total		216,959
TOTAL MATERIALS		1,317,761

TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.4%
AT&T, Inc.	8,645	246,210
Verizon Communications, Inc.	7,145	258,435
Windstream Corp.	1,515	19,240
Total		523,885
Wireless Telecommunication Services 0.1%
Millicom International Cellular SA (b)	165	18,483
Sprint Nextel Corp. (a)	17,008	63,950
Vodafone Group PLC, ADR (b)	2,935	77,308
Total		159,741
TOTAL TELECOMMUNICATION SERVICES		683,626
UTILITIES 0.7%
Electric Utilities 0.4%
American Electric Power Co., Inc.	5,845	225,792
Edison International	3,174	118,041
Entergy Corp.	380	24,780
NextEra Energy, Inc.	625	35,450
PPL Corp.	2,395	69,168
Total		473,231

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities —%
National Fuel Gas Co.	995	$61,043

Multi-Utilities 0.3%
PG&E Corp.	2,193	92,874
Public Service Enterprise Group, Inc.	5,602	191,196
Sempra Energy	2,348	123,317
Total		407,387
TOTAL UTILITIES		941,661
Total Common Stocks (Cost: $24,688,671)		$23,883,828

Convertible Preferred Stocks 0.2%
ENERGY —%
Oil, Gas & Consumable Fuels —%
Apache Corp., 6.000%	196	$11,441
TOTAL ENERGY		11,441
FINANCIALS 0.2%
Commercial Banks 0.1%
Fifth Third Bancorp, 8.500%	350	44,931
Wells Fargo & Co., 7.500%	20	20,820
Total		65,751
Diversified Financial Services 0.1%
AMG Capital Trust II, 5.150%	550	21,759
Bank of America Corp., 7.250%	30	26,700
Citigroup, Inc., 7.500%	166	15,717
Total		64,176
Real Estate Investment Trusts (REITs) —%
Alexandria Real Estate Equities, Inc., 7.000%	1,900	47,424
TOTAL FINANCIALS		177,351
INDUSTRIALS —%
Airlines —%
Continental Airlines Finance Trust II, 6.000%	650	21,450
TOTAL INDUSTRIALS		21,450

Issuer		Shares	Value

Convertible Preferred Stocks (continued)
INFORMATION TECHNOLOGY —%
Communications Equipment —%
Lucent Technologies Capital Trust I, 7.750%		25	$23,125
TOTAL INFORMATION TECHNOLOGY			23,125
UTILITIES —%
Electric Utilities —%
PPL Corp., 8.750%		850	46,257
TOTAL UTILITIES			46,257
Total Convertible Preferred Stocks (Cost: $289,228)			$279,624

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 1.5%
Brokerage 0.1%
Knight Capital Group, Inc. Senior Subordinated Notes
03/15/15	3.500%	$100,000	$94,607

Building Materials 0.1%
Cemex SAB de CV Subordinated Notes (b)
03/15/15	4.875%	100,000	74,125

Consumer Cyclical Services 0.1%
Live Nation Entertainment, Inc. Senior Unsecured
07/15/27	2.875%	100,000	91,250

Gaming —%
MGM Resorts International
04/15/15	4.250%	50,000	48,063

Health Care 0.1%
Amylin Pharmaceuticals, Inc. Senior Unsecured
06/15/14	3.000%	100,000	90,625

Independent Energy 0.1%
Chesapeake Energy Corp.
12/15/38	2.250%	50,000	44,500

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Independent Energy (continued)
Endeavour International Corp. (c)
07/15/16	5.500%	$25,000	$21,665
Goodrich Petroleum Corp. Senior Unsecured
10/01/29	5.000%	100,000	93,375
Total			159,540
Lodging 0.1%
Morgans Hotel Group Co. Senior Subordinated Notes
10/15/14	2.375%	100,000	84,375

Metals 0.1%
Jaguar Mining, Inc. Senior Unsecured (c)
11/01/14	4.500%	100,000	91,000
Patriot Coal Corp. Senior Unsecured
05/31/13	3.250%	100,000	97,000
Total			188,000
Oil Field Services 0.1%
Hornbeck Offshore Services, Inc.
11/15/26	1.625%	100,000	93,950
Transocean, Inc. (b)
12/15/37	1.500%	100,000	97,250
Total			191,200
Other Financial Institutions —%
Ares Capital Corp. Senior Unsecured (c)
06/01/16	5.125%	50,000	48,125

Other Industry 0.1%
Central European Distribution Corp. Senior Unsecured
03/15/13	3.000%	100,000	72,000

Pharmaceuticals —%
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	60,000	45,628

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Railroads —%
Greenbrier Companies, Inc. Senior Unsecured (c)
04/01/18	3.500%	$50,000	$42,910

REITs 0.1%
Alexandria Real Estate Equities, Inc. (c)
01/15/27	3.700%	100,000	100,000

Retailers 0.1%
Charming Shoppes, Inc. Senior Unsecured
05/01/14	1.125%	100,000	89,125
Saks, Inc.
03/15/24	2.000%	20,000	20,000
Total			109,125
Technology 0.1%
Advanced Micro Devices, Inc. Senior Unsecured
05/01/15	6.000%	100,000	100,625
Digital River, Inc. Senior Unsecured (c)
11/01/30	2.000%	50,000	43,364
Total			143,989
Transportation Services 0.1%
DryShips, Inc. Senior Unsecured (b)
12/01/14	5.000%	100,000	73,500

Wireless 0.1%
Leap Wireless International, Inc. Senior Unsecured
07/15/14	4.500%	100,000	88,375

Wirelines 0.1%
Ciena Corp. Senior Unsecured
06/15/17	0.875%	70,000	51,100
Level 3 Communications, Inc. Senior Unsecured
06/15/12	3.500%	100,000	98,500
Total			149,600
Total Convertible Bonds (Cost: $1,995,171)			$1,895,037

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 2.4%
Castle Peak Loan Trust (c)(d)
CMO Series 2010-NPL1 Class A
12/25/50	7.750%	$563,212	$563,212
CMO Series 2011-1 Class 22A1
05/25/52	6.250%	2,571,398	2,562,368
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $3,124,875)			$3,125,580

		Shares	Value

Exchange-Traded Funds —%
SPDR S&P 500 ETF Trust		315	$38,449
Total Exchange-Traded Funds (Cost: $42,046)			$38,449

Money Market Fund 73.0%
Columbia Short-Term Cash Fund, 0.139% (e)(f)		95,136,016	$95,136,016
Total Money Market Fund (Cost: $95,136,016)			$95,136,016

Issuer	Coupon Rate	Principal Amount	Value

Treasury Note Short-Term 0.2%
U.S. Treasury Bill
09/08/11	0.030%	$255,000	$254,999
Total Treasury Note Short-Term (Cost: $254,998)			$254,999
Total Investments
(Cost: $125,531,005)			$124,613,533

Investments Sold Short (5.8)%

Issuer		Shares	Value

Common Stocks (5.8)%
CONSUMER DISCRETIONARY (1.2)%
Auto Components (0.1)%
BorgWarner, Inc.		(955)	$(68,177)

Automobiles (0.1)%
Toyota Motor Corp., ADR		(1,388)	(99,714)

Hotels, Restaurants & Leisure (0.2)%
Gaylord Entertainment Co.		(1,497)	(37,634)
Hyatt Hotels Corp., Class A		(2,633)	(93,498)
Marriott International, Inc., Class A		(3,445)	(100,870)

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Hotels, Restaurants & Leisure (continued)
Wendy’s Co. (The)	(24,547)	$(119,544)
Total		(351,546)
Media (0.3)%
DreamWorks Animation SKG, Inc., Class A	(2,849)	(60,171)
Grupo Televisa SA, ADR	(3,192)	(70,352)
Meredith Corp.	(2,362)	(60,940)
Omnicom Group, Inc.	(2,000)	(81,100)
Pearson PLC, ADR	(4,004)	(72,352)
Regal Entertainment Group, Class A	(4,707)	(61,520)
Total		(406,435)
Multiline Retail (0.1)%
99 Cents Only Stores	(3,715)	(69,173)
Dollar General Corp.	(2,092)	(76,567)
JC Penney Co., Inc.	(847)	(22,556)
Total		(168,296)
Specialty Retail (0.1)%
O’Reilly Automotive, Inc.	(1,046)	(67,865)
OfficeMax, Inc.	(4,905)	(30,754)
Total		(98,619)
Textiles, Apparel & Luxury Goods (0.3)%
Gildan Activewear, Inc.	(2,579)	(69,736)
Nike, Inc., Class B	(829)	(71,833)
PVH Corp.	(1,695)	(112,989)
Under Armour, Inc., Class A	(1,515)	(107,353)
Total		(361,911)
TOTAL CONSUMER DISCRETIONARY		(1,554,698)
CONSUMER STAPLES (0.5)%
Food & Staples Retailing (0.1)%
SUPERVALU, Inc.	(5,122)	(40,823)
SYSCO Corp.	(2,939)	(82,086)
Total		(122,909)
Food Products (0.1)%
ConAgra Foods, Inc.	(4,960)	(121,123)
Kraft Foods, Inc., Class A	(1,750)	(61,285)
Total		(182,408)

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products (0.3)%
Church & Dwight Co., Inc.	(2,525)	$(109,938)
Clorox Co.	(1,479)	(103,086)
Procter & Gamble Co. (The)	(1,623)	(103,353)
Total		(316,377)
TOTAL CONSUMER STAPLES		(621,694)
ENERGY (0.3)%
Energy Equipment & Services (0.2)%
CARBO Ceramics, Inc.	(577)	(92,406)
Exterran Holdings, Inc.	(7,675)	(90,872)
Tidewater, Inc.	(1,550)	(83,080)
Total		(266,358)
Oil, Gas & Consumable Fuels (0.1)%
EOG Resources, Inc.	(877)	(81,201)
Range Resources Corp.	(1,298)	(84,059)
Suncor Energy, Inc.	(1,280)	(40,832)
Total		(206,092)
TOTAL ENERGY		(472,450)
FINANCIALS (0.8)%
Capital Markets (0.2)%
Bank of New York Mellon Corp. (The)	(3,228)	(66,723)
Charles Schwab Corp. (The)	(4,761)	(58,703)
Jefferies Group, Inc.	(3,030)	(49,722)
Legg Mason, Inc.	(1,695)	(48,257)
Morgan Stanley	(2,849)	(49,858)
State Street Corp.	(1,785)	(63,403)
Total		(336,666)
Commercial Banks (0.1)%
City National Corp.	(793)	(35,598)
KeyCorp	(4,419)	(29,342)
Regions Financial Corp.	(10,713)	(48,637)
Total		(113,577)
Insurance (0.1)%
Allstate Corp. (The)	(1,244)	(32,630)
StanCorp Financial Group, Inc.	(1,731)	(52,882)
Total		(85,512)
Real Estate Investment Trusts (REITs) (0.4)%
BRE Properties, Inc.	(1,226)	(61,619)

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Corporate Office Properties Trust	(2,543)	$(68,127)
Essex Property Trust, Inc.	(523)	(75,077)
Healthcare Realty Trust, Inc.	(3,895)	(68,123)
Post Properties, Inc.	(1,767)	(73,860)
Regency Centers Corp.	(1,280)	(52,813)
Strategic Hotels & Resorts, Inc.	(11,200)	(53,536)
Washington Real Estate Investment Trust	(2,002)	(61,942)
Total		(515,097)
TOTAL FINANCIALS		(1,050,852)
HEALTH CARE (0.7)%
Biotechnology (0.1)%
BioMarin Pharmaceutical, Inc.	(1,731)	(51,212)
Isis Pharmaceuticals, Inc.	(5,789)	(43,359)
Total		(94,571)
Health Care Equipment & Supplies (0.2)%
Becton Dickinson and Co.	(919)	(74,788)
CR Bard, Inc.	(649)	(61,824)
Integra LifeSciences Holdings Corp.	(1,551)	(61,854)
Stryker Corp.	(1,605)	(78,388)
Total		(276,854)
Health Care Providers & Services (0.2)%
Laboratory Corp. of America Holdings	(1,244)	(103,911)
LifePoint Hospitals, Inc.	(2,327)	(85,401)
Medco Health Solutions, Inc. (a)	(1,497)	(81,048)
Patterson Companies, Inc.	(1,875)	(54,787)
Total		(325,147)
Life Sciences Tools & Services —%
Covance, Inc.	(703)	(34,841)

Pharmaceuticals (0.2)%
Elan Corp. PLC, ADR	(10,046)	(107,191)
Novartis AG, ADR	(1,731)	(101,194)
Total		(208,385)
TOTAL HEALTH CARE		(939,798)

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (0.7)%
Aerospace & Defense (0.1)%
Spirit Aerosystems Holdings, Inc., Class A	(3,300)	$(55,374)
Textron, Inc.	(1,839)	(31,024)
Total		(86,398)
Air Freight & Logistics (0.1)%
FedEx Corp.	(883)	(69,510)

Building Products (0.1)%
Masco Corp.	(7,485)	(66,392)

Commercial Services & Supplies (0.1)%
Cintas Corp.	(1,924)	(61,529)
Stericycle, Inc.	(883)	(77,448)
Total		(138,977)
Construction & Engineering (0.1)%
Jacobs Engineering Group, Inc.	(2,958)	(110,156)
Quanta Services, Inc.	(5,861)	(112,473)
Total		(222,629)
Industrial Conglomerates —%
3M Co.	(649)	(53,854)

Machinery —%
PACCAR, Inc.	(1,370)	(51,553)

Road & Rail (0.1)%
Kansas City Southern	(1,046)	(56,651)
Landstar System, Inc.	(1,298)	(52,556)
Total		(109,207)
Trading Companies & Distributors (0.1)%
Watsco, Inc.	(1,406)	(83,868)
TOTAL INDUSTRIALS		(882,388)
INFORMATION TECHNOLOGY (0.7)%
Communications Equipment (0.1)%
Juniper Networks, Inc.	(1,929)	(40,374)
Nokia OYJ, ADR	(6,624)	(42,659)
Total		(83,033)

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Computers & Peripherals —%
Lexmark International, Inc., Class A	(1,947)	$(62,226)

Electronic Equipment, Instruments & Components (0.1)%
Amphenol Corp., Class A	(703)	(33,027)
Ingram Micro, Inc., Class A	(3,390)	(60,478)
Total		(93,505)
IT Services (0.1)%
Paychex, Inc.	(3,643)	(98,288)
SAIC, Inc.	(4,869)	(73,035)
Total		(171,323)
Semiconductors & Semiconductor Equipment (0.3)%
Amkor Technology, Inc.	(15,765)	(68,578)
Cypress Semiconductor Corp.	(3,625)	(57,420)
Intersil Corp., Class A	(5,032)	(56,509)
Netlogic Microsystems, Inc.	(2,047)	(61,451)
Silicon Laboratories, Inc.	(1,857)	(64,196)
Xilinx, Inc.	(1,118)	(34,815)
Total		(342,969)
Software (0.1)%
ANSYS, Inc.	(2,218)	(119,728)
SAP AG, ADR	(1,244)	(67,810)
Total		(187,538)
TOTAL INFORMATION TECHNOLOGY		(940,594)
MATERIALS (0.4)%
Chemicals —%
Praxair, Inc.	(649)	(63,920)

Construction Materials (0.1)%
Martin Marietta Materials, Inc.	(757)	(53,618)
Vulcan Materials Co.	(1,154)	(40,425)
Total		(94,043)

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Containers & Packaging (0.1)%
Sonoco Products Co.	(2,741)	$(86,588)

Metals & Mining (0.1)%
Alcoa, Inc.	(5,573)	(71,390)
ArcelorMittal	(2,471)	(54,288)
United States Steel Corp.	(1,442)	(43,433)
Total		(169,111)
Paper & Forest Products (0.1)%
MeadWestvaco Corp.	(2,579)	(70,974)
TOTAL MATERIALS		(484,636)
TELECOMMUNICATION SERVICES (0.1)%
Wireless Telecommunication Services (0.1)%
Crown Castle International Corp.	(1,641)	(71,269)
TOTAL TELECOMMUNICATION SERVICES		(71,269)
UTILITIES (0.4)%
Electric Utilities (0.1)%
FirstEnergy Corp.	(1,821)	(80,579)
Pepco Holdings, Inc.	(4,400)	(85,712)
Total		(166,291)
Multi-Utilities (0.3)%
Ameren Corp.	(2,015)	(60,974)
Consolidated Edison, Inc.	(1,695)	(95,276)
Integrys Energy Group, Inc.	(2,002)	(100,240)
TECO Energy, Inc.	(3,264)	(59,731)
Total		(316,221)
TOTAL UTILITIES		(482,512)
Total Common Stocks (Proceeds: $7,793,730)		$(7,500,891)
Total Investments Sold Short (Proceeds: $7,793,730)		$(7,500,891)
Total Investments, Net of Investments Sold Short		$117,112,642(g)(h)
Other Assets & Liabilities, Net		13,298,105
Net Assets		$130,410,747

Investments in Derivatives

At August 31, 2011, $5,949,214 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at August 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
3-Month Euro (Euribor)	(146)	$(51,787,368)	March 2012	$—	$(8,181)
3-Month Euro Swiss Franc	(46)	(14,290,625)	March 2012	22,500	—
3-Month Euroyen	(109)	(35,478,027)	March 2012	5,796	—
90-Day Australian Dollar	105	111,713,979	March 2012	419,324	—
90-Day Eurodollar	(707)	(175,857,413)	March 2012	—	(21,403)
90-Day Sterling	(249)	(50,035,118)	March 2012	9,660	—
Australian Dollar Currency	41	4,373,060	Sept. 2011	—	(8,806)
Australian Treasury Bond, 10-year	86	8,790,782	Sept. 2011	27,972	—
British Pound Currency	(58)	(5,886,275)	Sept. 2011	95,123	—
CAC 40 10 Euro	37	1,728,190	Sept. 2011	50,021	—
Canadian Bank Acceptance	(121)	(30,552,716)	March 2012	—	(144,406)
Canadian Dollar Currency	(12)	(1,224,960)	Sept. 2011	—	(6,539)
Canadian Government Bond, 10-year	(31)	(4,099,673)	Dec. 2011	13,203	—
DAX Index	(6)	(1,248,140)	Sept. 2011	—	(47,802)
Dow Jones Euro STOXX 50	(32)	(1,055,426)	Sept. 2011	—	(38,348)
E-mini S&P 500 Index	(280)	(17,047,800)	Sept. 2011	504,874	—
Euro-Bund, 10-year	12	2,292,484	Dec. 2011	3,771	—
Euro FX Currency	(13)	(2,336,263)	Sept. 2011	6,679	—
FTSE 100 Index	(32)	(2,797,790)	Sept. 2011	—	(122,895)
FTSE MIB Index	5	558,152	Sept. 2011	22,929	—
Hang Seng Index	16	2,101,762	Sept. 2011	80,675	—
IBEX-35 Index	10	1,255,071	Sept. 2011	3,989	—
Japanese Government Bond, 10-year	28	52,076,270	Sept. 2011	—	(14,143)
Japanese Government Bond, 10-year	(16)	(29,757,869)	Sept. 2011	1,975	—
Japanese Yen Currency	40	6,530,000	Sept. 2011	—	(7,648)
MSCI Singapore Index	(50)	(2,731,877)	Sept. 2011	—	(115,215)
OMXS30 Swedish Index	193	2,911,815	Sept. 2011	133,660	—
S&P 500 Index	(1)	(304,425)	Sept. 2011	—	(16,553)
S&P/TSE 60 Index	(13)	(1,931,216)	Sept. 2011	73,582	—
SPI 200	28	3,209,310	Sept. 2011	200,383	—
Swiss Franc Currency	(16)	(2,486,000)	Sept. 2011	1,901	—
TOPIX Index	17	1,711,767	Sept. 2011	—	(198,041)
United Kingdom Long GILT, 10-year	164	33,668,999	Dec. 2011	—	(245,954)
U.S. Treasury Long Bond, 20-year	10	1,360,313	Dec. 2011	—	(6,893)
U.S. Treasury Note, 2-year	41	9,040,500	Jan. 2012	—	(702)
Total				$1,678,017	$(1,003,529)

Interest Rate Swap Contracts Outstanding at August 31, 2011

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Barclays	3-Month SEK STIBOR-SIDE	Receive	3.660%	Sept. 7, 2021	74,000,000(SEK)	$—	$(822,434)
Barclays	6-Month CHF LIBOR-BBA	Pay	2.045	Sept. 7, 2021	14,000,000(CHF)	553,472	—
Barclays	6-Month NOK NIBOR-NIBR	Pay	4.405	Sept. 7, 2021	50,000,000(NOK)	314,745	—
Total						$868,217	$(822,434)

Forward Foreign Currency Exchange Contracts Open at August 31, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA), Inc.	Sept. 14, 2011	7,514,000	9,168,692	$—	$(158,635)
		(CHF)	(USD)
Goldman, Sachs & Co.	Sept. 14, 2011	2,620,000	3,767,010	3,965	—
		(EUR)	(USD)
Goldman, Sachs & Co.	Sept. 14, 2011	7,922,000	11,226,940	—	(151,243)
		(EUR)	(USD)
Citigroup Global Markets, Inc.	Sept. 14, 2011	38,450,000	6,009,814	—	(49,266)
		(SEK)	(USD)
Goldman, Sachs & Co.	Sept. 14, 2011	6,114,876	5,762,000	34,389	—
		(USD)	(AUD)
J.P. Morgan Securities, Inc.	Sept. 14, 2011	9,207,264	49,218,000	—	(38,408)
		(USD)	(NOK)
Deutsche Bank	Sept. 14, 2011	15,077,700	18,106,000	334,449	—
		(USD)	(NZD)
HSBC Securities (USA), Inc.	Sept. 30, 2011	61,216,000	4,916,988	—	(32,641)
		(MXN)	(USD)
HSBC Securities (USA), Inc.	Sept. 30, 2011	71,124,000	2,452,552	—	(144)
		(TWD)	(USD)
Barclays Bank, PLC	Sept. 30, 2011	4,870,922	7,868,000	45,809	—
		(USD)	(BRL)
Citigroup Global Markets, Inc.	Sept. 30, 2011	4,873,802	2,293,611,000	80,121	—
		(USD)	(CLP)
Standard Chartered Bank	Sept. 30, 2011	2,440,227	111,799,000	—	(16,444)
		(USD)	(INR)
Goldman, Sachs & Co.	Oct. 3, 2011	17,596,000	4,890,495	—	(45,694)
		(ILS)	(USD)
Barclays Bank, PLC	Oct. 26, 2011	25,800,000	4,056,648	—	(4,821)
		(SEK)	(USD)
Barclays Bank, PLC	Oct. 26, 2011	4,204,690	22,600,000	1,119	—
		(USD)	(NOK)
Barclays Bank, PLC	Oct. 27, 2011	4,406,019	5,300,000	—	(4,537)
		(USD)	(SGD)
Total				$499,852	$(501,833)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $2,106,140 or 1.62% of net assets.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the value of these securities amounted to $3,472,644 or 2.66% of net assets.

(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	The rate shown is the seven-day current annualized yield at August 31, 2011.
(f)	Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$32,109,696	$172,304,132	$(109,277,812)	$—	$95,136,016	$25,193	$95,136,016

(g)

At August 31, 2011, the cost of securities for federal income tax purposes was approximately $117,737,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$665,000
Unrealized Depreciation	(1,289,000)
Net Unrealized Depreciation	$(624,000)

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
ILS	Israeli Shekel
INR	Indian Rupee
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of August 31, 2011:

	Fair value at August 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$2,832,450	$—	$—	$2,832,450
Consumer Staples	2,681,235	—	—	2,681,235
Energy	2,625,711	—	—	2,625,711
Financials	3,419,219	—	—	3,419,219
Health Care	2,983,427	—	—	2,983,427
Industrials	2,623,386	—	—	2,623,386
Information Technology	3,775,352	—	—	3,775,352
Materials	1,317,761	—	—	1,317,761
Telecommunication Services	683,626	—	—	683,626
Utilities	941,661	—	—	941,661
Convertible Preferred Stocks
Energy	—	11,441	—	11,441
Financials	68,244	109,107	—	177,351
Industrials	—	21,450	—	21,450
Information Technology	—	23,125	—	23,125
Utilities	—	46,257	—	46,257
Common Stocks - Investments Sold Short
Consumer Discretionary	(1,554,698)	—	—	(1,554,698)
Consumer Staples	(621,694)	—	—	(621,694)
Energy	(472,450)	—	—	(472,450)
Financials	(1,050,852)	—	—	(1,050,852)
Health Care	(939,798)	—	—	(939,798)
Industrials	(882,388)	—	—	(882,388)
Information Technology	(940,594)	—	—	(940,594)
Materials	(484,636)	—	—	(484,636)
Telecommunication Services	(71,269)	—	—	(71,269)
Utilities	(482,512)	—	—	(482,512)
Total Equity Securities	16,451,181	211,380	—	16,662,561

Bonds
Convertible Bonds	—	1,895,037	—	1,895,037
Residential Mortgage-Backed Securities - Non-Agency	—	—	3,125,580	3,125,580
Total Bonds	—	1,895,037	3,125,580	5,020,617

Short-Term Securities
Treasury Note Short-Term	254,999	—	—	254,999
Total Short-Term Securities	254,999	—	—	254,999

Other
Exchange-Traded Funds	38,449	—	—	38,449
Affiliated Money Market Fund(c)	95,136,016	—	—	95,136,016
Total Other	95,174,465	—	—	95,174,465

Investments in Securities	111,880,645	2,106,417	3,125,580	117,112,642
Derivatives(d)
Assets
Futures Contracts	1,678,017	—	—	1,678,017
Forward Foreign Currency Exchange Contracts	—	499,852	—	499,852
Swap Contracts	—	868,217	—	868,217
Liabilities
Futures Contracts	(1,003,529)	—	—	(1,003,529)
Forward Foreign Currency Exchange Contracts	—	(501,833)	—	(501,833)
Swap Contracts	—	(822,434)	—	(822,434)
Total	$112,555,133	$2,150,219	$3,125,580	$117,830,932

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain Mortgage Backed Securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealer.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at August 31, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Residential
Mortgage-Backed
Securities -
Non-Agency
Balance as of May 31, 2011	$720,054
Accrued discounts/premiums	—
Realized gain (loss)	472
Change in unrealized appreciation (depreciation)*	(196)
Sales	(156,842)
Purchases	2,562,092
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of August 31, 2011	$3,125,580

*	Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2011 was $(196).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Absolute Return Multi-Strategy Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 25.1%
CONSUMER DISCRETIONARY 3.1%
Auto Components 0.2%
Autoliv, Inc.	1,352	$75,469
Johnson Controls, Inc.	8,030	255,996
Tenneco, Inc. (a)	3,426	112,407
Total		443,872
Automobiles 0.1%
General Motors Co. (a)	13,531	325,150

Hotels, Restaurants & Leisure 0.5%
Bally Technologies, Inc. (a)	7,754	243,321
Cheesecake Factory, Inc. (The) (a)	4,102	112,600
Darden Restaurants, Inc.	2,073	99,711
McDonald’s Corp.	3,755	339,677
Starbucks Corp.	5,410	208,934
Total		1,004,243
Household Durables 0.1%
Newell Rubbermaid, Inc.	8,992	124,450

Internet & Catalog Retail 0.2%
Expedia, Inc.	8,115	245,966
priceline.com, Inc. (a)	360	193,413
Total		439,379
Leisure Equipment & Products 0.1%
Mattel, Inc.	4,355	117,019

Media 0.8%
CBS Corp., Class B Non Voting	5,815	145,666
Comcast Corp., Class A	24,683	530,931
Discovery Communications, Inc., Class A (a)	3,385	143,118
DISH Network Corp., Class A (a)	8,070	200,620
McGraw-Hill Companies, Inc. (The)	2,860	120,435
Meredith Corp.	3,660	94,428
Time Warner, Inc.	6,495	205,632
Viacom, Inc., Class B	5,590	269,661
Total		1,710,491
Multiline Retail 0.4%
Dollar Tree, Inc. (a)	2,344	167,408
Kohl’s Corp.	4,267	197,733
Macy’s, Inc.	7,303	189,513
Nordstrom, Inc.	2,410	109,559

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Multiline Retail (cont.)
Target Corp.	3,835	$198,154
Total		862,367
Specialty Retail 0.7%
Best Buy Co., Inc.	3,246	83,065
Childrens Place Retail Stores, Inc. (The) (a)	3,651	156,701
Foot Locker, Inc.	9,332	194,759
GameStop Corp., Class A (a)	7,393	176,914
Home Depot, Inc.	6,145	205,120
Limited Brands, Inc.	9,642	363,889
Staples, Inc.	4,598	67,775
TJX Companies, Inc.	5,526	301,830
Total		1,550,053
Textiles, Apparel & Luxury Goods —%
Coach, Inc.	1,803	101,365
TOTAL CONSUMER DISCRETIONARY		6,678,389
CONSUMER STAPLES 2.8%
Beverages 0.4%
Coca-Cola Co. (The)	2,725	191,976
Diageo PLC, ADR (b)	4,354	349,452
PepsiCo, Inc.	6,534	420,986
Total		962,414
Food & Staples Retailing 0.3%
CVS Caremark Corp.	7,699	276,471
Kroger Co. (The)	6,807	160,373
Safeway, Inc.	4,418	80,982
Wal-Mart Stores, Inc.	2,985	158,832
Total		676,658
Food Products 0.7%
General Mills, Inc.	9,024	342,100
Hershey Co. (The)	4,418	259,116
HJ Heinz Co.	4,985	262,410
JM Smucker Co. (The)	1,455	104,891
Kellogg Co.	2,795	151,824
Kraft Foods, Inc., Class A	6,757	236,630
Smithfield Foods, Inc. (a)	2,614	57,299
Total		1,414,270

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products 0.6%
Kimberly-Clark Corp.	7,118	$492,281
Procter & Gamble Co. (The)	11,516	733,339
Total		1,225,620
Personal Products 0.1%
Avon Products, Inc.	3,783	85,344
Herbalife Ltd. (b)	2,596	144,857
Total		230,201
Tobacco 0.7%
Altria Group, Inc.	7,785	211,674
Philip Morris International, Inc.	19,322	1,339,401
Total		1,551,075
TOTAL CONSUMER STAPLES		6,060,238
ENERGY 2.7%
Energy Equipment & Services 0.6%
Baker Hughes, Inc.	2,644	161,575
Cameron International Corp. (a)	2,307	119,872
Dresser-Rand Group, Inc. (a)	4,553	193,275
Halliburton Co.	4,014	178,101
National Oilwell Varco, Inc.	2,840	187,781
Schlumberger Ltd. (b)	4,735	369,898
Transocean Ltd. (b)	2,580	144,531
Total		1,355,033
Oil, Gas & Consumable Fuels 2.1%
Alpha Natural Resources, Inc. (a)	428	14,154
Anadarko Petroleum Corp.	721	53,174
Apache Corp.	4,207	433,615
Chevron Corp.	10,888	1,076,932
ConocoPhillips	6,171	420,060
Devon Energy Corp.	2,787	189,042
EnCana Corp. (b)	4,370	111,042
Exxon Mobil Corp.	13,854	1,025,750
Hess Corp.	1,983	117,671
Kinder Morgan, Inc.	3,315	85,693
Murphy Oil Corp.	1,095	58,670
Occidental Petroleum Corp.	3,763	326,403
Penn West Petroleum Ltd. (b)	3,675	68,833
Royal Dutch Shell PLC, ADR (b)	5,210	349,331

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (cont.)
Whiting Petroleum Corp. (a)	4,328	$203,892
Total		4,534,262
TOTAL ENERGY		5,889,295
FINANCIALS 3.6%
Capital Markets 0.9%
BlackRock, Inc.	3,834	631,651
Franklin Resources, Inc.	1,532	183,717
Goldman Sachs Group, Inc. (The)	3,194	371,207
Invesco Ltd. (b)	10,352	189,441
Northern Trust Corp.	3,020	116,059
State Street Corp.	7,207	255,993
T Rowe Price Group, Inc.	4,800	256,704
Total		2,004,772
Commercial Banks 0.5%
Huntington Bancshares, Inc.	24,705	124,266
PNC Financial Services Group, Inc.	6,601	330,974
U.S. Bancorp	11,378	264,084
Wells Fargo & Co.	13,119	342,406
Total		1,061,730
Consumer Finance 0.2%
American Express Co.	7,147	355,277

Diversified Financial Services 0.7%
Citigroup, Inc.	9,504	295,099
CME Group, Inc.	405	108,184
JPMorgan Chase & Co.	30,887	1,160,116
Total		1,563,399
Insurance 0.6%
Arthur J Gallagher & Co.	4,480	126,381
Berkshire Hathaway, Inc., Class B (a)	4,168	304,264
Chubb Corp.	1,870	115,734
Hartford Financial Services Group, Inc.	8,385	160,489
MetLife, Inc.	8,053	270,581
Principal Financial Group, Inc.	3,291	83,460
Progressive Corp. (The)	2,570	49,292
Reinsurance Group of America, Inc.	856	45,685
RenaissanceRe Holdings Ltd. (b)	750	49,177
Unum Group	4,835	113,816
Total		1,318,879

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 0.6%
American Campus Communities, Inc.	2,344	$91,439
Apartment Investment & Management Co., Class A	4,418	117,386
AvalonBay Communities, Inc.	766	104,467
CBL & Associates Properties, Inc.	8,070	118,710
Digital Realty Trust, Inc.	1,740	103,965
Duke Realty Corp.	4,508	53,510
Lexington Realty Trust	11,992	88,501
Public Storage	2,142	265,030
Simon Property Group, Inc.	1,650	193,875
U-Store-It Trust	7,844	84,244
Vornado Realty Trust	1,127	96,821
Total		1,317,948
Real Estate Management & Development —%
Jones Lang LaSalle, Inc.	814	54,465

Thrifts & Mortgage Finance 0.1%
People’s United Financial, Inc.	8,540	100,345
TOTAL FINANCIALS		7,776,815
HEALTH CARE 3.1%
Biotechnology 0.3%
Amgen, Inc.	1,785	98,898
Celgene Corp. (a)	3,667	218,076
Gilead Sciences, Inc. (a)	6,717	267,908
Total		584,882
Health Care Equipment & Supplies 0.4%
Baxter International, Inc.	8,882	497,214
CareFusion Corp. (a)	3,236	82,874
Covidien PLC (b)	2,750	143,495
Zimmer Holdings, Inc. (a)	2,434	138,470
Total		862,053
Health Care Providers & Services 0.5%
Aetna, Inc.	2,705	108,281
Cardinal Health, Inc.	3,930	167,025
CIGNA Corp.	5,000	233,700
Humana, Inc.	1,352	104,969
McKesson Corp.	631	50,436
Medco Health Solutions, Inc.	2,978	161,229
Universal Health Services, Inc., Class B	2,840	118,144

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (cont.)
WellPoint, Inc.	2,939	$186,039
Total		1,129,823
Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific, Inc. (a)	8,791	482,890

Pharmaceuticals 1.7%
Abbott Laboratories	10,692	561,437
Bristol-Myers Squibb Co.	15,795	469,901
Johnson & Johnson	12,069	794,140
Merck & Co., Inc.	16,282	539,260
Mylan, Inc. (a)	4,147	86,092
Pfizer, Inc.	54,381	1,032,151
Roche Holding AG, ADR (b)	2,434	106,488
Sanofi, ADR (b)	4,553	166,503
Total		3,755,972
TOTAL HEALTH CARE		6,815,620
INDUSTRIALS 2.8%
Aerospace & Defense 0.8%
General Dynamics Corp.	1,893	121,304
Goodrich Corp.	1,713	152,765
Honeywell International, Inc.	10,861	519,264
Raytheon Co.	7,457	322,366
United Technologies Corp.	8,527	633,130
Total		1,748,829
Air Freight & Logistics 0.2%
FedEx Corp.	2,365	186,173
United Parcel Service, Inc., Class B	2,389	160,995
Total		347,168
Commercial Services & Supplies 0.1%
Republic Services, Inc.	2,858	86,769
Waste Management, Inc.	4,165	137,611
Total		224,380
Construction & Engineering 0.2%
Foster Wheeler AG (a)(b)	9,016	221,343
KBR, Inc.	9,197	276,370
Total		497,713
Electrical Equipment 0.1%
Emerson Electric Co.	2,520	117,306

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 0.5%
General Electric Co.	35,735	$582,838
Tyco International Ltd. (b)	13,627	566,611
Total		1,149,449
Machinery 0.4%
Deere & Co.	4,042	326,674
Dover Corp.	5,790	333,041
Illinois Tool Works, Inc.	1,795	83,539
Parker Hannifin Corp.	2,992	219,703
Total		962,957
Professional Services 0.2%
Dun & Bradstreet Corp.	1,172	78,395
Nielsen Holdings NV (a)(b)	9,561	283,579
Total		361,974
Road & Rail 0.2%
JB Hunt Transport Services, Inc.	2,254	90,588
Norfolk Southern Corp.	1,890	127,915
Union Pacific Corp.	1,797	165,630
Total		384,133
Trading Companies & Distributors 0.1%
WW Grainger, Inc.	1,442	222,212
TOTAL INDUSTRIALS		6,016,121
INFORMATION TECHNOLOGY 3.9%
Communications Equipment 0.1%
QUALCOMM, Inc.	5,179	266,511

Computers & Peripherals 0.7%
Apple, Inc. (a)	2,684	1,032,884
EMC Corp. (a)	16,748	378,337
NCR Corp. (a)	8,024	138,253
Total		1,549,474
Electronic Equipment, Instruments & Components 0.1%
TE Connectivity Ltd. (b)	9,513	291,288
Vishay Intertechnology, Inc. (a)	5,049	57,559
Total		348,847
Internet Software & Services 0.4%
AOL, Inc. (a)	1,708	26,611
eBay, Inc. (a)	13,857	427,766

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (cont.)
Google, Inc., Class A (a)	790	$427,358
Total		881,735
IT Services 1.1%
Accenture PLC, Class A (b)	8,091	433,597
Automatic Data Processing, Inc.	3,385	169,352
International Business Machines Corp.	6,773	1,164,346
Mastercard, Inc., Class A	1,840	606,666
Total		2,373,961
Office Electronics 0.1%
Canon, Inc., ADR (b)	2,420	114,321

Semiconductors & Semiconductor Equipment 0.7%
Analog Devices, Inc.	6,320	208,686
Atmel Corp. (a)	10,955	99,800
Fairchild Semiconductor International, Inc. (a)	10,098	133,900
Intel Corp.	23,918	481,469
Linear Technology Corp.	2,765	79,162
Novellus Systems, Inc. (a)	5,545	155,094
Teradyne, Inc. (a)	12,262	148,370
Texas Instruments, Inc.	5,070	132,885
Total		1,439,366
Software 0.7%
Autodesk, Inc. (a)	6,942	195,764
Electronic Arts, Inc. (a)	3,788	85,533
Intuit, Inc. (a)	5,590	275,755
Microsoft Corp.	32,178	855,935
Oracle Corp.	5,905	165,753
Total		1,578,740
TOTAL INFORMATION TECHNOLOGY		8,552,955
MATERIALS 1.4%
Chemicals 1.0%
Air Products & Chemicals, Inc.	3,335	273,036
Celanese Corp., Class A	10,160	477,622
Dow Chemical Co. (The)	3,426	97,470
EI du Pont de Nemours & Co.	7,670	370,231
International Flavors & Fragrances, Inc.	2,000	116,040
LyondellBasell Industries NV, Class A (b)	5,139	178,066

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (cont.)
Monsanto Co.	3,355	$231,260
Mosaic Co. (The)	1,451	103,210
RPM International, Inc.	4,295	89,508
Sherwin-Williams Co. (The)	3,885	294,250
Total		2,230,693
Containers & Packaging 0.2%
Packaging Corp. of America	7,754	196,564
Sonoco Products Co.	3,575	112,934
Total		309,498
Metals & Mining 0.2%
BHP Billiton Ltd., ADR (b)	1,310	111,573
Freeport-McMoRan Copper & Gold, Inc.	3,155	148,727
Nucor Corp.	3,220	116,177
Rio Tinto PLC, ADR (b)	2,164	132,350
Total		508,827
TOTAL MATERIALS		3,049,018
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.5%
AT&T, Inc.	18,965	540,123
Verizon Communications, Inc.	15,620	564,975
Windstream Corp.	3,295	41,847
Total		1,146,945
Wireless Telecommunication Services 0.2%
Millicom International Cellular SA (b)	359	40,215
Sprint Nextel Corp. (a)	42,514	159,853
Vodafone Group PLC, ADR (b)	6,413	168,918
Total		368,986
TOTAL TELECOMMUNICATION SERVICES		1,515,931
UTILITIES 1.0%
Electric Utilities 0.5%
American Electric Power Co., Inc.	13,782	532,399
Edison International	7,934	295,065
Entergy Corp.	810	52,820
NextEra Energy, Inc.	1,350	76,572
PPL Corp.	5,270	152,198
Total		1,109,054

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities 0.1%
National Fuel Gas Co.	2,175	$133,436

Multi-Utilities 0.4%
PG&E Corp.	5,125	217,044
Public Service Enterprise Group, Inc.	13,427	458,263
Sempra Energy	5,500	288,860
Total		964,167
TOTAL UTILITIES		2,206,657
Total Common Stocks (Cost: $56,935,102)		$54,561,039

Convertible Preferred Stocks 0.4%
ENERGY —%
Oil, Gas & Consumable Fuels —%
Apache Corp., 6.000%	421	$24,576
TOTAL ENERGY		24,576
FINANCIALS 0.3%
Commercial Banks 0.1%
Fifth Third Bancorp, 8.500%	775	99,490
Wells Fargo & Co., 7.500%	70	72,868
Total		172,358
Diversified Financial Services 0.1%
AMG Capital Trust II, 5.150%	2,200	87,038
Bank of America Corp., 7.250%	95	84,550
Citigroup, Inc., 7.500%	355	33,611
Total		205,199
Real Estate Investment Trusts (REITs) 0.1%
Alexandria Real Estate Equities, Inc., 7.000%	6,000	149,760
TOTAL FINANCIALS		527,317
INDUSTRIALS —%
Airlines —%
Continental Airlines Finance Trust II, 6.000%	2,000	66,000
TOTAL INDUSTRIALS		66,000

Issuer		Shares	Value

Convertible Preferred Stocks (continued)
INFORMATION TECHNOLOGY —%
Communications Equipment —%
Lucent Technologies Capital Trust I, 7.750%		100	$92,500
TOTAL INFORMATION TECHNOLOGY			92,500
UTILITIES 0.1%
Electric Utilities 0.1%
PPL Corp., 8.750%		2,800	152,376
TOTAL UTILITIES			152,376
Total Convertible Preferred Stocks (Cost: $878,144)			$862,769

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 1.4%
Brokerage 0.1%
Knight Capital Group, Inc. Senior Subordinated Notes
03/15/15	3.500%	$150,000	$141,911

Building Materials 0.1%
Cemex SAB de CV Subordinated Notes (b)
03/15/15	4.875%	200,000	148,250

Consumer Cyclical Services —%
Live Nation Entertainment, Inc. Senior Unsecured
07/15/27	2.875%	100,000	91,250

Gaming 0.1%
MGM Resorts International
04/15/15	4.250%	150,000	144,188

Health Care —%
Amylin Pharmaceuticals, Inc. Senior Unsecured
06/15/14	3.000%	100,000	90,625

Independent Energy 0.2%
Chesapeake Energy Corp.
12/15/38	2.250%	150,000	133,500

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Independent Energy (continued)
Endeavour International Corp. (c)
07/15/16	5.500%	$75,000	$64,995
Goodrich Petroleum Corp. Senior Unsecured
10/01/29	5.000%	150,000	140,062
Total			338,557
Lodging —%
Morgans Hotel Group Co. Senior Subordinated Notes
10/15/14	2.375%	100,000	84,375

Metals 0.1%
Jaguar Mining, Inc. Senior Unsecured (b)(c)
11/01/14	4.500%	100,000	91,000
Patriot Coal Corp. Senior Unsecured
05/31/13	3.250%	100,000	97,000
Total			188,000
Oil Field Services 0.2%
Hornbeck Offshore Services, Inc.
11/15/26	1.625%	200,000	187,900
Transocean, Inc. (b)
12/15/37	1.500%	200,000	194,500
Total			382,400
Other Financial Institutions 0.1%
Ares Capital Corp. Senior Unsecured (c)
06/01/16	5.125%	150,000	144,375

Other Industry —%
Central European Distribution Corp. Senior Unsecured
03/15/13	3.000%	100,000	72,000

Pharmaceuticals 0.1%
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	190,000	144,489

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Railroads —%
Greenbrier Companies, Inc. Senior Unsecured (c)
04/01/18	3.500%	$100,000	$85,820
REITs 0.1%
Alexandria Real Estate Equities, Inc. (c)
01/15/27	3.700%	100,000	100,000
Retailers 0.1%
Charming Shoppes, Inc. Senior Unsecured
05/01/14	1.125%	100,000	89,125
Saks, Inc.
03/15/24	2.000%	70,000	70,000
Total			159,125
Technology 0.1%
Advanced Micro Devices, Inc. Senior Unsecured
05/01/15	6.000%	150,000	150,938
Digital River, Inc. Senior Unsecured (c)
11/01/30	2.000%	150,000	130,093
Total			281,031
Transportation Services —%
DryShips, Inc. Senior Unsecured (b)
12/01/14	5.000%	100,000	73,500
Wireless —%
Leap Wireless International, Inc. Senior Unsecured
07/15/14	4.500%	100,000	88,375
Wirelines 0.1%
Ciena Corp. Senior Unsecured
06/15/17	0.875%	200,000	146,000
Level 3 Communications, Inc. Senior Unsecured
06/15/12	3.500%	100,000	98,500
Total			244,500
Total Convertible Bonds (Cost: $3,104,931)			$3,002,771

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 2.0%
Castle Peak Loan Trust (c)(d)
CMO Series 2010-NPL1 Class A
12/25/50	7.750%	$563,212	$563,212
CMO Series 2011-1 Class 22A1
05/25/52	6.250%	3,735,805	3,722,685
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $4,285,193)			$4,285,897

		Shares	Value

Exchange-Traded Funds —%
SPDR S&P 500 ETF Trust		315	$38,449
Total Exchange-Traded Funds (Cost: $42,046)			$38,449

Money Market Fund 70.0%
Columbia Short-Term Cash Fund, 0.139% (e)(f)		151,973,333	$151,973,333
Total Money Market Fund (Cost: $151,973,333)			$151,973,333
Total Investments
(Cost: $217,218,749)			$214,724,258

Investments Sold Short (8.6)%

Issuer		Shares	Value

Common Stocks (8.6)%
CONSUMER DISCRETIONARY (1.8)%
Auto Components (0.1)%
BorgWarner, Inc. (a)		(2,389)	$(170,551)

Automobiles (0.1)%
Toyota Motor Corp., ADR (b)		(3,471)	(249,357)

Hotels, Restaurants & Leisure (0.4)%
Gaylord Entertainment Co. (a)		(3,741)	(94,049)
Hyatt Hotels Corp., Class A (a)		(6,582)	(233,727)
Marriott International, Inc., Class A		(8,611)	(252,130)
Wendy’s Co. (The)		(61,359)	(298,818)
Total			(878,724)
Media (0.5)%
DreamWorks Animation SKG, Inc., Class A (a)		(7,123)	(150,438)
Grupo Televisa SA, ADR (b)		(7,979)	(175,857)
Meredith Corp.		(5,905)	(152,349)

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Media (cont.)
Omnicom Group, Inc.	(5,004)	$(202,912)
Pearson PLC, ADR (b)	(10,008)	(180,844)
Regal Entertainment Group, Class A	(11,766)	(153,782)
Total		(1,016,182)
Multiline Retail (0.2)%
99 Cents Only Stores (a)	(9,287)	(172,924)
Dollar General Corp. (a)	(5,229)	(191,382)
JC Penney Co., Inc.	(2,118)	(56,402)
Total		(420,708)
Specialty Retail (0.1)%
O’Reilly Automotive, Inc. (a)	(2,614)	(169,596)
OfficeMax, Inc. (a)	(12,262)	(76,883)
Total		(246,479)
Textiles, Apparel & Luxury Goods (0.4)%
Gildan Activewear, Inc. (b)	(6,446)	(174,300)
Nike, Inc., Class B	(2,073)	(179,625)
PVH Corp.	(4,237)	(282,438)
Under Armour, Inc., Class A (a)	(3,787)	(268,347)
Total		(904,710)
TOTAL CONSUMER DISCRETIONARY		(3,886,711)
CONSUMER STAPLES (0.7)%
Food & Staples Retailing (0.1)%
SUPERVALU, Inc.	(12,803)	(102,040)
SYSCO Corp.	(7,348)	(205,229)
Total		(307,269)
Food Products (0.2)%
ConAgra Foods, Inc.	(12,398)	(302,759)
Kraft Foods, Inc., Class A	(4,373)	(153,143)
Total		(455,902)
Household Products (0.4)%
Church & Dwight Co., Inc.	(6,311)	(274,781)
Clorox Co.	(3,696)	(257,611)
Procter & Gamble Co. (The)	(4,057)	(258,350)
Total		(790,742)
TOTAL CONSUMER STAPLES		(1,553,913)

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (0.5)%
Energy Equipment & Services (0.3)%
CARBO Ceramics, Inc.	(1,442)	$(230,937)
Exterran Holdings, Inc. (a)	(18,394)	(217,785)
Tidewater, Inc.	(3,787)	(202,983)
Total		(651,705)
Oil, Gas & Consumable Fuels (0.2)%
EOG Resources, Inc.	(2,209)	(204,531)
Range Resources Corp.	(3,246)	(210,211)
Suncor Energy, Inc. (b)	(3,200)	(102,080)
Total		(516,822)
TOTAL ENERGY		(1,168,527)
FINANCIALS (1.2)%
Capital Markets (0.4)%
Bank of New York Mellon Corp. (The)	(8,070)	(166,807)
Charles Schwab Corp. (The)	(11,902)	(146,752)
Jefferies Group, Inc.	(7,574)	(124,289)
Legg Mason, Inc.	(4,237)	(120,627)
Morgan Stanley	(7,123)	(124,653)
State Street Corp.	(4,463)	(158,526)
Total		(841,654)
Commercial Banks (0.1)%
City National Corp.	(1,983)	(89,017)
KeyCorp	(11,045)	(73,339)
Regions Financial Corp.	(26,779)	(121,576)
Total		(283,932)
Insurance (0.1)%
Allstate Corp. (The)	(3,110)	(81,575)
StanCorp Financial Group, Inc.	(4,328)	(132,221)
Total		(213,796)
Real Estate Investment Trusts (REITs) (0.6)%
BRE Properties, Inc.	(3,065)	(154,047)
Corporate Office Properties Trust	(6,356)	(170,277)
Essex Property Trust, Inc.	(1,307)	(187,620)
Healthcare Realty Trust, Inc.	(9,738)	(170,317)
Post Properties, Inc.	(4,418)	(184,672)
Regency Centers Corp.	(3,200)	(132,032)
Strategic Hotels & Resorts, Inc. (a)	(27,997)	(133,826)

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (cont.)
Washington Real Estate Investment Trust	(5,004)	$(154,824)
Total		(1,287,615)
TOTAL FINANCIALS		(2,626,997)
HEALTH CARE (1.1)%
Biotechnology (0.1)%
BioMarin Pharmaceutical, Inc. (a)	(4,328)	(128,044)
Isis Pharmaceuticals, Inc. (a)	(14,471)	(108,388)
Total		(236,432)
Health Care Equipment & Supplies (0.3)%
Becton Dickinson and Co.	(2,299)	(187,092)
CR Bard, Inc.	(1,623)	(154,607)
Integra LifeSciences Holdings Corp. (a)	(3,877)	(154,615)
Stryker Corp.	(4,012)	(195,946)
Total		(692,260)
Health Care Providers & Services (0.4)%
Laboratory Corp. of America Holdings (a)	(3,110)	(259,778)
LifePoint Hospitals, Inc. (a)	(5,635)	(206,805)
Medco Health Solutions, Inc. (a)	(3,741)	(202,538)
Patterson Companies, Inc.	(4,688)	(136,983)
Total		(806,104)
Life Sciences Tools & Services (0.1)%
Covance, Inc. (a)	(1,758)	(87,127)

Pharmaceuticals (0.2)%
Elan Corp. PLC, ADR (a)(b)	(25,111)	(267,934)
Novartis AG, ADR (b)	(4,328)	(253,015)
Total		(520,949)
TOTAL HEALTH CARE		(2,342,872)
INDUSTRIALS (1.0)%
Aerospace & Defense (0.1)%
Spirit Aerosystems Holdings, Inc., Class A (a)	(8,250)	(138,435)
Textron, Inc.	(4,598)	(77,568)
Total		(216,003)

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics (0.1)%
FedEx Corp.	(2,209)	$(173,893)

Building Products (0.1)%
Masco Corp.	(18,709)	(165,949)

Commercial Services & Supplies (0.1)%
Cintas Corp.	(4,778)	(152,801)
Stericycle, Inc. (a)	(2,209)	(193,751)
Total		(346,552)
Construction & Engineering (0.2)%
Jacobs Engineering Group, Inc. (a)	(7,393)	(275,315)
Quanta Services, Inc. (a)	(14,652)	(281,172)
Total		(556,487)
Industrial Conglomerates (0.1)%
3M Co.	(1,623)	(134,677)

Machinery (0.1)%
PACCAR, Inc.	(3,426)	(128,920)

Road & Rail (0.1)%
Kansas City Southern (a)	(2,614)	(141,574)
Landstar System, Inc.	(3,246)	(131,431)
Total		(273,005)
Trading Companies & Distributors (0.1)%
Watsco, Inc.	(3,516)	(209,729)
TOTAL INDUSTRIALS		(2,205,215)
INFORMATION TECHNOLOGY (1.1)%
Communications Equipment (0.1)%
Juniper Networks, Inc. (a)	(4,823)	(100,945)
Nokia OYJ, ADR (b)	(16,185)	(104,232)
Total		(205,177)
Computers & Peripherals (0.1)%
Lexmark International, Inc., Class A (a)	(4,778)	(152,705)

Electronic Equipment, Instruments & Components (0.1)%
Amphenol Corp., Class A	(1,758)	(82,591)

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (cont.)
Ingram Micro, Inc., Class A (a)	(8,475)	$(151,194)
Total		(233,785)
IT Services (0.2)%
Paychex, Inc.	(9,106)	(245,680)
SAIC, Inc. (a)	(12,172)	(182,580)
Total		(428,260)
Semiconductors & Semiconductor Equipment (0.4)%
Amkor Technology, Inc. (a)	(38,366)	(166,892)
Cypress Semiconductor Corp. (a)	(9,061)	(143,526)
Intersil Corp., Class A	(12,578)	(141,251)
Netlogic Microsystems, Inc. (a)	(4,959)	(148,869)
Silicon Laboratories, Inc. (a)	(4,643)	(160,509)
Xilinx, Inc.	(2,795)	(87,036)
Total		(848,083)
Software (0.2)%
ANSYS, Inc. (a)	(5,545)	(299,319)
SAP AG, ADR (b)	(3,110)	(169,526)
Total		(468,845)
TOTAL INFORMATION TECHNOLOGY		(2,336,855)
MATERIALS (0.6)%
Chemicals (0.1)%
Praxair, Inc.	(1,623)	(159,849)

Construction Materials (0.1)%
Martin Marietta Materials, Inc.	(1,893)	(134,081)
Vulcan Materials Co.	(2,885)	(101,062)
Total		(235,143)
Containers & Packaging (0.1)%
Sonoco Products Co.	(6,852)	(216,454)

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (0.2)%
Alcoa, Inc.	(13,930)	$(178,443)
ArcelorMittal (b)	(6,176)	(135,687)
United States Steel Corp.	(3,606)	(108,613)
Total		(422,743)
Paper & Forest Products (0.1)%
MeadWestvaco Corp.	(6,446)	(177,394)
TOTAL MATERIALS		(1,211,583)
TELECOMMUNICATION SERVICES (0.1)%
Wireless Telecommunication Services (0.1)%
Crown Castle International Corp. (a)	(4,102)	(178,150)
TOTAL TELECOMMUNICATION SERVICES		(178,150)
UTILITIES (0.5)%
Electric Utilities (0.2)%
FirstEnergy Corp.	(4,553)	(201,470)
Pepco Holdings, Inc.	(11,000)	(214,280)
Total		(415,750)
Multi-Utilities (0.3)%
Ameren Corp.	(5,004)	(151,421)
Consolidated Edison, Inc.	(4,237)	(238,162)
Integrys Energy Group, Inc.	(5,004)	(250,550)
TECO Energy, Inc.	(8,160)	(149,328)
Total		(789,461)
TOTAL UTILITIES		(1,205,211)

Total Common Stocks (Proceeds: $19,763,190)		$(18,716,034)
Total Investments Sold Short (Proceeds: $19,763,190)		$(18,716,034)
Total Investments, Net of Investments Sold Short		$196,008,224(g)(h)
Other Assets & Liabilities, Net		21,032,519
Net Assets		$217,040,743

Investments in Derivatives

At August 31, 2011, $5,324,847 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at August 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
3-Month Euro (Euribor)	(99)	$(35,116,092)	March 2012	$—	$(5,547)
3-Month Euro Swiss Franc	(31)	(9,630,638)	March 2012	15,163	—
3-Month Euroyen	(63)	(20,505,649)	March 2012	3,350	—
90-Day Australian Dollar	61	64,900,502	March 2012	296,275	—
90-Day Eurodollar	(479)	(119,145,263)	March 2012	—	(16,520)
90-Day Sterling	(169)	(33,959,578)	March 2012	6,557	—
Australian Dollar Currency	28	2,986,480	Sept. 2011	—	(6,010)
Australian SPI 200 Index	16	1,833,892	Sept. 2011	130,714	—
Australian Treasury Bond, 10-year	50	5,110,920	Sept. 2011	13,462	—
British Pound Currency	(39)	(3,958,013)	Sept. 2011	54,524	—
CAC 40 10 Euro	25	1,167,696	Sept. 2011	24,932	—
Canadian Bank Acceptence	(82)	(20,705,147)	March 2012	—	(96,435)
Canadian Dollar Currency	(8)	(816,640)	Sept. 2011	—	(3,490)
Canadian Government Bond, 10-year	(21)	(2,777,198)	Dec. 2011	8,944	—
DAX Index	(4)	(832,093)	Sept. 2011	—	(31,868)
Dow Jones EURO STOXX 50	(22)	(725,605)	Sept. 2011	—	(26,364)
E-Mini S&P 500 Index	(635)	(38,661,975)	Sept. 2011	1,636,634	—
Euro-Bund, 10-year	8	1,528,322	Dec. 2011	2,514	—
Euro FX Currency	(9)	(1,617,413)	Sept. 2011	4,624	—
FTSE 100 Index	(22)	(1,017,065)	Sept. 2011		(31,182)
FTSE MIB Index	3	334,891	Sept. 2011	13,757	—
Hang Seng Index	9	9,204,750	Sept. 2011	45,380	—
IBEX-35 Index	6	753,043	Sept. 2011	—	(1,134)
Japanese Government Bond, 10-year	(9)	(16,738,801)	Sept. 2011	1,111	—
Japanese Government Bond, 10-year	16	29,757,869	Sept. 2011	—	(9,906)
Japanese Government Bond, 10-year	(2)	(3,719,734)	Sept. 2011	—	(1,576)
Japanese Yen Currency	27	4,407,750	Sept. 2011	—	(5,162)
MSCI Singapore Index	(29)	(1,584,489)	Sept. 2011	—	(66,825)
OMSX30 Swedish Index	112	1,689,758	Sept. 2011	78,683	—
S&P 500 Index	(1)	(304,425)	Sept. 2011	—	(16,553)
S&P/TSE 60 Index	(9)	(1,336,996)	Sept. 2011	52,768	—
Swiss Franc Currency	(11)	(1,709,125)	Sept. 2011	1,307	—
TOPIX Index	10	1,006,922	Sept. 2011	—	(116,495)
United Kingdom Long GILT, 10-year	110	22,582,865	Dec. 2011	—	(152,255)
U.S. Treasury Long Bond, 20-year	7	952,219	Dec. 2011	—	(4,825)
U.S. Treasury Note, 2-year	28	6,174,000	Jan. 2012	—	(104)
Total				$2,390,699	$(592,251)

Interest Rate Swap Contracts Outstanding at August 31, 2011

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Barclays	3-Month SEK STIBOR-SIDE	Receive	3.660%	Sept. 7, 2021	9,500,000 (SEK)	$375,570	$—
Barclays	6-Month CHF LIBOR-BBA	Pay	2.045	Sept. 7, 2021	50,200,000 (CHF)	—	(557,922)
Barclays	6-Month NOK NIBOR-NIBR	Pay	4.405	Sept. 7, 2021	34,000,000 (NOK)	214,027	—
Total						$589,597	$(557,922)

Forward Foreign Currency Exchange Contracts Open at August 31, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation

HSBC Securities (USA), Inc.	Sept. 14, 2011	639,000	795,469	$2,517	$—
		(CHF)	(USD)
HSBC Securities (USA), Inc.	Sept. 14, 2011	4,355,000	5,314,034	—	(91,942)
		(CHF)	(USD)
Goldman, Sachs & Co.	Sept. 14, 2011	1,795,000	2,580,134	1,773	—
		(EUR)	(USD)
Goldman, Sachs & Co.	Sept. 14, 2011	5,407,000	7,662,719	—	(103,228)
		(EUR)	(USD)
Citigroup Global Markets, Inc.	Sept. 14, 2011	26,249,000	4,096,286	—	(40,548)
		(SEK)	(USD)
Goldman, Sachs & Co.	Sept. 14, 2011	4,119,640	3,879,000	21,008	—
		(USD)	(AUD)
J.P. Morgan Securities, Inc.	Sept. 14, 2011	5,336,389	28,526,000	—	(22,261)
		(USD)	(NOK)
J.P. Morgan Securities, Inc.	Sept. 14, 2011	889,552	4,780,000	1,532	—
		(USD)	(NOK)
Deutsche Bank	Sept. 14, 2011	8,738,955	10,494,000	193,724	—
		(USD)	(NZD)
Deutsche Bank	Sept. 14, 2011	1,412,616	1,658,000	—	(83)
		(USD)	(NZD)
HSBC Securities (USA), Inc.	Sept. 30, 2011	5,515,000	446,504	664	—
		(MXN)	(USD)
HSBC Securities (USA), Inc.	Sept. 30, 2011	35,480,000	2,849,822	—	(18,918)
		(MXN)	(USD)

HSBC Securities (USA), Inc.	Sept. 30, 2011	41,223,000	1,421,485	—	(83)
		(TWD)	(USD)
Barclays Bank PLC	Sept. 30, 2011	2,823,005	4,560,000	26,549	—
		(USD)	(BRL)
Barclays Bank PLC	Sept. 30, 2011	448,369	716,000	—	(1,106)
		(USD)	(BRL)
Citigroup Global Markets, Inc.	Sept. 30, 2011	2,824,824	1,329,362,000	46,438	—
		(USD)	(CLP)
Standard Chartered Bank	Sept. 30, 2011	436,165	202,206,000	462	—
		(USD)	(CLP)
Standard Chartered Bank	Sept. 30, 2011	1,669,129	76,503,000	—	(10,587)
		(USD)	(INR)
Goldman, Sachs & Co.	Oct. 3, 2011	1,620,000	454,803	341	—
		(ILS)	(USD)
Goldman, Sachs & Co.	Oct. 3, 2011	10,198,000	2,834,352	—	(26,483)
		(ILS)	(USD)
Barclays Bank PLC	Oct. 26, 2011	17,500,000	2,751,603	—	(3,270)
		(SEK)	(USD)
Barclays Bank PLC	Oct. 26, 2011	2,846,538	15,300,000	742	—
		(USD)	(NOK)
Barclays Bank PLC	Oct. 27, 2011	2,992,767	3,600,000	—	(3,082)
		(USD)	(SGD)
Total				$295,750	$(321,591)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $3,429,327 or 1.58% of net assets.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the value of these securities amounted to $4,902,180 or 2.26% of net assets.

(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$50,980,775	$220,762,677	$(119,770,119)	$—	$151,973,333	$34,942	$151,973,333

(f)	The rate shown is the seven-day current annualized yield at August 31, 2011.
(g)

At August 31, 2011, the cost of securities for federal income tax purposes was approximately $197,456,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,877,000
Unrealized Depreciation	(3,325,000)
Net Unrealized Depreciation	$(1,448,000)

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
ILS	Israeli Shekel
INR	Indian Rupee
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of August 31, 2011:

	Fair value at August 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	Inputs (b)
Equity Securities
Common Stocks
Consumer Discretionary	$6,678,389	$—	$—	$6,678,389
Consumer Staples	6,060,238	—	—	6,060,238
Energy	5,889,295	—	—	5,889,295
Financials	7,776,815	—	—	7,776,815
Health Care	6,815,620	—	—	6,815,620
Industrials	6,016,121	—	—	6,016,121
Information Technology	8,552,955	—	—	8,552,955
Materials	3,049,018	—	—	3,049,018
Telecommunication Services	1,515,931	—	—	1,515,931
Utilities	2,206,657	—	—	2,206,657
Convertible Preferred Stocks
Energy	—	24,576	—	24,576
Financials	222,628	304,689	—	527,317
Industrials	—	66,000	—	66,000
Information Technology	—	92,500	—	92,500
Utilities	—	152,376	—	152,376
Common Stocks - Investments Sold Short
Consumer Discretionary	(3,886,711)	—	—	(3,886,711)
Consumer Staples	(1,553,913)	—	—	(1,553,913)
Energy	(1,168,527)	—	—	(1,168,527)
Financials	(2,626,997)	—	—	(2,626,997)
Health Care	(2,342,872)	—	—	(2,342,872)
Industrials	(2,205,215)	—	—	(2,205,215)
Information Technology	(2,336,855)	—	—	(2,336,855)
Materials	(1,211,583)	—	—	(1,211,583)
Telecommunication Services	(178,150)	—	—	(178,150)
Utilities	(1,205,211)	—	—	(1,205,211)
Total Equity Securities	36,067,633	640,141	—	36,707,774

Bonds
Convertible Bonds	—	3,002,771	—	3,002,771
Residential Mortgage-Backed Securities - Non-Agency	—	—	4,285,897	4,285,897
Total Bonds	—	3,002,771	4,285,897	7,288,668

Other
Exchange-Traded Funds	38,449	—	—	38,449
Affiliated Money Market Fund(c)	151,973,333	—	—	151,973,333
Total Other	152,011,782	—	—	152,011,782

Investments in Securities	188,079,415	3,642,912	4,285,897	196,008,224
Derivatives(d)
Assets
Futures Contracts	2,390,699	—	—	2,390,699
Forward Foreign Currency Exchange Contracts	—	295,750	—	295,750
Swap Contracts	—	589,597	—	589,597
Liabilities
Futures Contracts	(592,251)	—	—	(592,251)
Forward Foreign Currency Exchange Contracts	—	(321,591)	—	(321,591)
Swap Contracts	—	(557,922)	—	(557,922)
Total	$189,877,863	$3,648,746	$4,285,897	$197,812,506

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain Mortgage Backed Securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at  August 31, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Residential
Mortgage-Backed
Securities -
Non-Agency

Balance as of May 31, 2011	$720,054
Accrued discounts/premiums	—
Realized gain (loss)	597
Change in unrealized appreciation (depreciation)*	(196)
Sales	(271,037)
Purchases	3,836,479
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of August 31, 2011	$4,285,897

*Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2011 was $(196).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Consolidated Portfolio of Investments*

Columbia Commodity Strategy Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Money Market Fund 92.8%
Columbia Short-Term Cash Fund, 0.139% (a)(b)	9,436,813	$9,436,813
Total Money Market Fund (Cost: $9,436,813)		$9,436,813
Total Investments
(Cost: $9,436,813) (c)		$9,436,813(d)
Other Assets & Liabilities, Net		727,508
Net Assets		$10,164,321

Investments in Derivatives

At August 31, 2011, $687,206 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at August 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
Brent Crude	6	$684,480	Oct. 2011	$46,514	$—
Cattle Feeder	8	530,800	Oct. 2011	—	(12,467)
Coffee ‘C’	2	217,950	March 2012	35,168	—
Copper	6	633,225	March 2012	29,456	—
Corn	19	740,050	March 2012	66,520	—
Gas Oil	4	386,400	Nov. 2011	24,465	—
Gasoline RBOB	9	1,087,241	Oct. 2011	34,927	—
Gold 100 oz	8	1,465,360	Dec. 2011	145,464	—
Heating Oil	5	651,630	Jan. 2012	—	(11,427)
LME Lead	8	517,050	Jan. 2012	—	(6,564)
LME PRI ALUM	4	248,625	Jan. 2012	—	(16,282)
LME Zinc	4	230,550	Jan. 2012	—	(20,907)
Natural Gas	7	314,860	Jan. 2012	—	(4,583)
Red Wheat	9	426,263	March 2012	34,859	—
Silver	2	417,680	Dec. 2011	16,098	—
Soybean	9	660,263	Jan. 2012	44,780	—
Soybean Oil	7	249,186	March 2012	16,061	—
Sugar #11	9	291,110	May 2012	18,930	—
WTI Crude	6	539,280	Dec. 2011	—	(45,895)
Total				$513,242	$(118,125)

Notes to Consolidated Portfolio of Investments

(a)	Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$10,842,573	$(1,405,760)	$—	$9,436,813	$1,019	$9,436,813

(b)	The rate shown is the seven-day current annualized yield at August 31, 2011.
(c)	Also represents the cost of securities for federal income tax purposes at August 31, 2011.
(d)

Investments in other open-end investment companies, including money market funds, are valued at net asset value. Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

*CCSF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly owned subsidiary of Columbia Commodity Strategy Fund (the Fund). The Subsidiary operates as an investment vehicle to provide the Fund with exposure to the commodities markets consistent with the Fund’s investment objective and policies as stated in its prospectus and statement of additional information.   In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary.  Columbia Management is responsible for the Subsidiary’s day-to-day business pursuant to an Addendum to the Fund’s investment management services agreement with Columbia Management. At August 31, 2011, the Subsidiary represented $1,573,431 or 15.48% of the net assets of the Fund.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of August 31, 2011:

	Fair value at August 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Other
Affiliated Money Market Fund(c)	$9,436,813	$—	$—	$9,436,813
Total Other	9,436,813	—	—	9,436,813

Investments in Securities	9,436,813	—	—	9,436,813
Derivatives(d)
Assets
Futures Contracts	513,242	—	—	513,242
Liabilities
Futures Contracts	(118,125)	—	—	(118,125)
Total	$9,831,930	$—	$—	$9,831,930

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at August 31, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Flexible Capital Income Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 25.0%
CONSUMER DISCRETIONARY 1.7%
Hotels, Restaurants & Leisure 0.8%
Darden Restaurants, Inc.	1,200	$57,720
Specialty Retail 0.9%
Home Depot, Inc.	1,900	63,422
TOTAL CONSUMER DISCRETIONARY		121,142
CONSUMER STAPLES 2.6%
Food Products 0.8%
Kellogg Co.	1,100	59,752
Household Products 0.9%
Kimberly-Clark Corp.	900	62,244
Tobacco 0.9%
Philip Morris International, Inc.	900	62,388
TOTAL CONSUMER STAPLES		184,384
ENERGY 2.6%
Oil, Gas & Consumable Fuels 2.6%
Chevron Corp.	600	59,346
Occidental Petroleum Corp.	700	60,718
Royal Dutch Shell PLC, ADR (a)	950	63,697
Total		183,761
TOTAL ENERGY		183,761
FINANCIALS 4.2%
Capital Markets 1.7%
Ares Capital Corp.	3,900	59,319
BlackRock, Inc.	350	57,662
Total		116,981
Commercial Banks 0.9%
Cullen/Frost Bankers, Inc.	1,200	61,188
Diversified Financial Services 0.8%
JPMorgan Chase & Co.	1,500	56,340
Insurance 0.8%
Chubb Corp.	950	58,796
TOTAL FINANCIALS		293,305

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 2.6%
Pharmaceuticals 2.6%
Johnson & Johnson	950	$62,510
Merck & Co., Inc.	1,800	59,616
Pfizer, Inc.	3,300	62,634
Total		184,760
TOTAL HEALTH CARE		184,760
INDUSTRIALS 4.4%
Aerospace & Defense 0.9%
Raytheon Co.	1,400	60,522
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	900	60,651
Commercial Services & Supplies 0.9%
Republic Services, Inc.	2,200	66,792
Industrial Conglomerates 0.8%
General Electric Co.	3,500	57,085
Machinery 0.9%
Stanley Black & Decker, Inc.	1,000	61,980
TOTAL INDUSTRIALS		307,030
INFORMATION TECHNOLOGY 2.6%
IT Services 0.9%
Automatic Data Processing, Inc.	1,250	62,537
Semiconductors & Semiconductor Equipment 1.7%
Analog Devices, Inc.	1,900	62,738
Intel Corp.	2,900	58,377
Total		121,115
TOTAL INFORMATION TECHNOLOGY		183,652
MATERIALS 1.7%
Chemicals 0.8%
Dow Chemical Co. (The)	2,000	56,900
Containers & Packaging 0.9%
Packaging Corp. of America	2,600	65,910
TOTAL MATERIALS		122,810

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.8%
Verizon Communications, Inc.	1,650	$59,681
TOTAL TELECOMMUNICATION SERVICES		59,681
UTILITIES 1.8%
Electric Utilities 0.9%
NextEra Energy, Inc.	1,100	62,392
Multi-Utilities 0.9%
Sempra Energy	1,200	63,024
TOTAL UTILITIES		125,416
Total Common Stocks (Cost: $1,774,751)		$1,765,941

Preferred Stocks 0.8%
CONSUMER STAPLES 0.8%
Food Products 0.8%
Bunge Ltd., 4.875% (a)(b)	600	$57,161
TOTAL CONSUMER STAPLES		57,161
Total Preferred Stocks (Cost: $61,128)		$57,161

Convertible Preferred Stocks 9.1%
CONSUMER DISCRETIONARY 0.8%
Auto Components 0.8%
Goodyear Tire & Rubber Co., (The), 5.875% (b)	1,250	56,094
TOTAL CONSUMER DISCRETIONARY		56,094
ENERGY 1.7%
Oil, Gas & Consumable Fuels 1.7%
Apache Corp., 6.000% (b)	1,000	58,375
Chesapeake Energy Corp., 5.000% (b)	600	59,925
Total		118,300
TOTAL ENERGY		118,300

Issuer		Shares	Value

Convertible Preferred Stocks (continued)
FINANCIALS 4.8%
Commercial Banks 0.9%
Wells Fargo & Co., 7.500% (b)		60	$62,458
Diversified Financial Services 1.7%
Bank of America Corp., 7.250% (b)		70	62,300
Citigroup, Inc., 7.500% (b)		650	61,542
Total			123,842
Real Estate Investment Trusts (REITs) 2.2%
Alexandria Real Estate Equities, Inc., 7.000% (b)		3,800	94,848
Health Care REIT, Inc., 6.500% (b)		1,200	58,875
Total			153,723
TOTAL FINANCIALS			340,023
INDUSTRIALS 0.9%
Professional Services 0.9%
Nielsen Holdings NV, 6.250% (a)(b)		1,100	64,190
TOTAL INDUSTRIALS			64,190
UTILITIES 0.9%
Electric Utilities 0.9%
PPL Corp., 8.750% (b)		1,200	65,304
TOTAL UTILITIES			65,304
Total Convertible Preferred Stocks (Cost: $657,635)			$643,911

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 22.6%
Aerospace & Defense 2.9%
ADS Tactical, Inc. Senior Secured (c)
04/01/18	11.000%	$100,000	$99,000
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	100,000	102,750
Total			201,750

Automotive 1.3%
Visteon Corp. Senior Notes (c)
04/15/19	6.750%	100,000	93,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery 1.3%
United Rentals North America, Inc.
09/15/20	8.375%	$100,000	$91,250
Diversified Manufacturing 1.5%
Tomkins LLC/Inc. Secured (c)
10/01/18	9.000%	100,000	106,000
Electric 1.4%
AES Corp. (The) Senior Notes (c)
07/01/21	7.375%	100,000	101,000
Food and Beverage 1.5%
Cott Beverages, Inc.
11/15/17	8.375%	100,000	103,750
Health Care 2.8%
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	100,000	99,750
Rural/Metro Corp. Senior Unsecured (c)
07/15/19	10.125%	100,000	98,000
Total			197,750
Independent Energy 2.9%
Goodrich Petroleum Corp. (c)
03/15/19	8.875%	100,000	99,500
Laredo Petroleum, Inc. Senior Unsecured (c)
02/15/19	9.500%	100,000	106,000
Total			205,500
Media Non-Cable 1.5%
AMC Networks, Inc. (c)
07/15/21	7.750%	100,000	103,500
Non-Captive Diversified 2.7%
Ford Motor Credit Co. LLC Senior Unsecured
08/02/21	5.875%	100,000	100,328

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified (continued)
International Lease Finance Corp. Senior Unsecured
05/15/16	5.750%	$100,000	$92,162
Total			192,490
Technology 1.3%
iGate Corp. (c)
05/01/16	9.000%	100,000	95,000
Wireless 1.5%
Wind Acquisition Finance SA Secured (a)(c)
07/15/17	11.750%	100,000	103,750
Total Corporate Bonds & Notes (Cost: $1,639,304)			$1,594,740
Convertible Bonds 28.2%
Automotive 1.6%
Navistar International Corp. Senior Subordinated Notes
10/15/14	3.000%	100,000	110,375
Gaming 1.4%
MGM Resorts International
04/15/15	4.250%	100,000	96,125
Health Care 2.7%
Insulet Corp. Senior Unsecured
06/15/16	3.750%	100,000	96,606
NuVasive, Inc. Senior Unsecured
07/01/17	2.750%	100,000	93,650
Total			190,256
Home Construction 1.4%
Lennar Corp. Senior Notes (c)
12/15/20	2.750%	100,000	95,898
Media Cable 1.7%
TiVo Inc. Senior Unsecured (c)
03/15/16	4.000%	100,000	120,000

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Media Non-Cable 1.2%
Liberty Media LLC Senior Unsecured
03/15/31	3.250%	$100,000	$82,875
Metals 2.5%
Jaguar Mining, Inc. Senior Unsecured (a)(c)
11/01/14	4.500%	100,000	91,000
James River Coal Co. Senior Unsecured
12/01/15	4.500%	100,000	89,025
Total			180,025
Other Industry 2.2%
Central European Distribution Corp. Senior Unsecured
03/15/13	3.000%	100,000	72,000
WESCO International, Inc.
09/15/29	6.000%	50,000	85,500
Total			157,500
Pharmaceuticals 1.1%
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	100,000	76,047
Railroads 1.2%
Greenbrier Companies, Inc. Senior Unsecured (c)
04/01/18	3.500%	100,000	85,820

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
REITs 2.8%
Forest City Enterprises, Inc. Senior Unsecured (c)
08/15/18	4.250%	$100,000	$89,000
Vornado Realty LP Senior Unsecured
04/15/25	3.875%	100,000	109,375
Total			198,375
Retailers 1.4%
Saks, Inc.
03/15/24	2.000%	100,000	100,000
Technology 5.7%
Advanced Micro Devices, Inc. Senior Unsecured
05/01/15	6.000%	100,000	100,625
Concur Technologies, Inc. Senior Unsecured (c)
04/15/15	2.500%	100,000	104,750
Equinix, Inc. Subordinated Notes
10/15/14	3.000%	100,000	107,000
Mentor Graphics Corp. (c)
04/01/31	4.000%	100,000	93,058
Total			405,433
Wirelines 1.3%
Ciena Corp. Senior Unsecured (c)
10/15/18	3.750%	100,000	92,615
Total Convertible Bonds (Cost: $2,065,540)			$1,991,344
Total Investments
(Cost: $6,198,358) (d)			$6,053,097(e)
Other Assets & Liabilities, Net			1,012,200
Net Assets			$7,065,297

Notes to Portfolio of Investments
(a)	Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $379,798 or 5.38% of net assets.
(b)	Non-income producing.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the value of these securities amounted to $1,776,891 or 25.15% of net assets.

(d)

At August 31, 2011, the cost of securities for federal income tax purposes was approximately $6,198,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	90,000
Unrealized Depreciation	(235,000)
Net Unrealized Depreciation	$(145,000)

(e)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                            Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements-Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of August 31, 2011:

	Fair value at August 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$121,142	$—	$—	$121,142
Consumer Staples	184,384	—	—	184,384
Energy	183,761	—	—	183,761
Financials	293,305	—	—	293,305
Health Care	184,760	—	—	184,760
Industrials	307,030	—	—	307,030
Information Technology	183,652	—	—	183,652
Materials	122,810	—	—	122,810
Telecommunication Services	59,681	—	—	59,681
Utilities	125,416	—	—	125,416
Preferred Stocks
Consumer Staples	—	57,161	—	57,161
Convertible Preferred Stocks
Consumer Discretionary	—	56,094	—	56,094
Energy	—	118,300	—	118,300
Financials	157,306	182,717	—	340,023
Industrials	—	64,190	—	64,190
Utilities	—	65,304	—	65,304
Total Equity Securities	1,923,247	543,766	—	2,467,013

Bonds
Corporate Bonds & Notes	—	1,594,740	—	1,594,740
Convertible Bonds	—	1,991,344	—	1,991,344
Total Bonds	—	3,586,084	—	3,586,084
Total	$1,923,247	4,129,850	$—	$6,053,097

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia High Yield Bond Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 94.7%
Aerospace & Defense 3.1%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$11,620,000	$11,503,800
Ducommun, Inc. Senior Notes (a)
07/15/18	9.750%	1,119,000	1,124,595
Huntington Ingalls Industries, Inc. (a)
03/15/18	6.875%	3,837,000	3,606,780
Huntington Ingalls Industries, Inc. (a)(b)
03/15/21	7.125%	2,004,000	1,883,760
Kratos Defense & Security Solutions, Inc. Senior Secured (b)
06/01/17	10.000%	14,825,000	15,232,687
Oshkosh Corp.
03/01/20	8.500%	4,658,000	4,803,563
Oshkosh Corp. (b)
03/01/17	8.250%	4,161,000	4,275,428
TransDigm, Inc. (a)
12/15/18	7.750%	3,884,000	3,951,970
Total			46,382,583
Automotive 2.2%
Accuride Corp. Senior Secured
08/01/18	9.500%	1,643,000	1,655,323
Allison Transmission, Inc. (a)
05/15/19	7.125%	3,358,000	3,156,520
Chrysler Group LLC/Co-Issuer, Inc. (a)(b)
Senior Secured
06/15/19	8.000%	2,608,000	2,242,880
06/15/21	8.250%	5,014,000	4,286,970
Dana Holding Corp. (b)
Senior Unsecured
02/15/19	6.500%	1,390,000	1,365,675
02/15/21	6.750%	3,071,000	3,017,257
Delphi Corp. (a)(b)
Senior Notes
05/15/19	5.875%	2,373,000	2,278,080
05/15/21	6.125%	1,582,000	1,518,720
Lear Corp. (b)
03/15/18	7.875%	5,313,000	5,631,780
03/15/20	8.125%	1,333,000	1,426,310
Visteon Corp. Senior Notes (a)(b)
04/15/19	6.750%	6,142,000	5,712,060
Total			32,291,575
Banking 0.2%
Lloyds Banking Group PLC (a)(c)(d)
11/29/49	6.267%	6,196,000	3,531,720
Brokerage 1.2%
E*Trade Financial Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Brokerage (continued)
Senior Unsecured
06/01/16	6.750%	$6,020,000	$6,140,400
Senior Unsecured PIK
11/30/17	12.500%	6,005,000	6,905,750
E*Trade Financial Corp. (b)
Senior Unsecured
12/01/15	7.875%	3,000,000	2,955,000
Nuveen Investments, Inc. (b)
11/15/15	10.500%	1,595,000	1,539,175
Total			17,540,325
Building Materials 2.7%
Building Materials Corp. of America Senior Notes (a)
05/01/21	6.750%	10,727,000	10,271,102
Euramax International, Inc. Senior Secured (a)
04/01/16	9.500%	4,995,000	4,295,700
Gibraltar Industries, Inc.
12/01/15	8.000%	12,852,000	12,627,090
Interface, Inc.
12/01/18	7.625%	1,441,000	1,475,224
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	5,399,000	5,129,050
Nortek, Inc. (a)(b)
12/01/18	10.000%	899,000	858,545
04/15/21	8.500%	5,145,000	4,398,975
Total			39,055,686
Chemicals 2.5%
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02/01/18	8.875%	12,794,000	11,962,390
MacDermid, Inc. Senior Subordinated Notes (a)
04/15/17	9.500%	2,051,500	1,948,925
Nalco Co. (a)
01/15/19	6.625%	8,131,000	8,944,100
Nova Chemicals Corp. Senior Unsecured (b)(d)
11/01/19	8.625%	4,240,000	4,637,500
Polypore International, Inc.
11/15/17	7.500%	4,965,000	4,915,350
Reichhold Industries, Inc. Senior Notes (a)
08/15/14	9.000%	5,955,000	5,054,306
Total			37,462,571

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery 2.8%
Case New Holland, Inc. Senior Notes
12/01/17	7.875%	$6,735,000	$7,290,638
Columbus McKinnon Corp.
02/01/19	7.875%	1,817,000	1,789,745
Manitowoc Co., Inc. (The) (b)
02/15/18	9.500%	6,031,000	6,302,395
Neff Rental LLC/Finance Corp. Secured (a)(b)
05/15/16	9.625%	6,845,000	6,092,050
RSC Equipment Rental, Inc./Holdings III LLC (b)
02/01/21	8.250%	2,760,000	2,573,700
United Rentals North America, Inc. (b)
12/15/19	9.250%	7,295,000	7,550,325
09/15/20	8.375%	7,082,000	6,462,325
Xerium Technologies, Inc. (a)(b)
06/15/18	8.875%	4,005,000	3,764,700
Total			41,825,878
Consumer Cyclical Services 0.9%
Garda World Security Corp. Senior Unsecured (a)(d)
03/15/17	9.750%	4,480,000	4,659,200
Goodman Networks, Inc. Senior Secured (a)
07/01/18	12.125%	4,334,000	4,301,495
West Corp.
01/15/19	7.875%	5,117,000	4,886,735
Total			13,847,430
Consumer Products 1.7%
Central Garden and Pet Co.
03/01/18	8.250%	6,425,000	6,264,375
Jarden Corp.
05/01/17	7.500%	1,535,000	1,569,538
Libbey Glass, Inc. Senior Secured
02/15/15	10.000%	4,182,000	4,474,740
Spectrum Brands Holdings, Inc. Senior Secured
06/15/18	9.500%	7,105,000	7,708,925
Visant Corp. (b)
10/01/17	10.000%	4,451,000	4,339,725
Total			24,357,303
Diversified Manufacturing 2.1%
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	6,202,000	6,388,060

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	$5,568,000	$5,916,000
Tomkins LLC/Inc. Secured (a)(b)
10/01/18	9.000%	7,885,000	8,358,100
WireCo WorldGroup, Inc. Senior Unsecured (a)
05/15/17	9.750%	10,202,000	10,482,555
Total			31,144,715
Electric 2.5%
AES Corp. (The)
Senior Unsecured
06/01/20	8.000%	2,665,000	2,798,250
AES Corp. (The) (a)(b)
Senior Notes
07/01/21	7.375%	5,623,000	5,679,230
Calpine Corp. Senior Secured (a)(b)
02/15/21	7.500%	6,845,000	6,930,562
Edison Mission Energy Senior Unsecured (b)
05/15/17	7.000%	7,970,000	5,579,000
Energy Future Holdings Corp. Senior Secured
01/15/20	10.000%	65,000	65,252
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured (b)
12/01/20	10.000%	6,490,000	6,547,573
GenOn Energy, Inc. Senior Unsecured (b)
10/15/18	9.500%	4,207,000	4,207,000
Midwest Generation LLC Pass-Through Certificates
01/02/16	8.560%	4,794,242	4,722,328
Total			36,529,195
Entertainment 0.6%
AMC Entertainment, Inc. (b)
06/01/19	8.750%	2,424,000	2,442,180
Speedway Motorsports, Inc.
02/01/19	6.750%	414,000	393,300
United Artists Theatre Circuit, Inc. (e)(f)
1995-A Pass-Through Certificates
07/01/15	9.300%	4,151,296	4,178,279
07/01/15	9.300%	1,334,642	1,343,318
Total			8,357,077

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage 0.4%
ARAMARK Holdings Corp. Senior Notes PIK (a)(b)
05/01/16	8.625%	$1,958,000	$1,962,895
Cott Beverages, Inc.
11/15/17	8.375%	550,000	570,625
Cott Beverages, Inc. (a)
09/01/18	8.125%	17,000	17,595
Darling International, Inc.
12/15/18	8.500%	1,050,000	1,136,625
Dean Foods Co. (b)
12/15/18	9.750%	1,916,000	1,959,110
Total			5,646,850
Gaming 4.1%
Boyd Gaming Corp. Senior Notes (a)(b)
12/01/18	9.125%	3,063,000	2,863,905
Caesars Entertainment Operating Co., Inc. (b)
Secured
12/15/18	10.000%	3,570,000	2,802,450
Senior Secured
06/01/17	11.250%	6,929,000	7,465,997
MGM Resorts International
Senior Secured
03/15/20	9.000%	4,604,000	4,972,320
Senior Unsecured
03/01/18	11.375%	6,515,000	7,052,487
MGM Resorts International (b)
06/01/16	7.500%	1,916,000	1,700,450
Penn National Gaming, Inc. Senior Subordinated Notes (b)
08/15/19	8.750%	1,555,000	1,652,188
ROC Finance LLC/1 Corp. Secured (a)
09/01/18	12.125%	2,715,000	2,796,450
San Pasqual Casino (a)
09/15/13	8.000%	1,445,000	1,423,325
Seminole Indian Tribe of Florida (a)
10/01/17	7.750%	2,726,000	2,766,890
10/01/20	7.804%	1,775,000	1,781,905
Senior Secured
10/01/20	6.535%	5,120,000	5,070,541
Seneca Gaming Corp. (a)
12/01/18	8.250%	4,212,000	4,138,290
Shingle Springs Tribal Gaming Authority Senior Notes (a)
06/15/15	9.375%	8,868,000	5,830,710
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	8,324,000	8,407,240
Total			60,725,148

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Distributors 0.2%
Energy Transfer Equity LP Senior Secured (b)
10/15/20	7.500%	$3,558,000	$3,673,635
Gas Pipelines 2.1%
El Paso Corp.
Senior Unsecured
06/01/18	7.250%	335,000	374,363
09/15/20	6.500%	10,411,000	11,243,880
El Paso Corp. (b)
Senior Unsecured
06/15/14	6.875%	195,000	217,191
01/15/32	7.750%	66,000	73,844
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	5,867,000	5,999,007
07/15/21	6.500%	7,768,000	7,787,420
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	5,381,000	5,273,380
Total			30,969,085
Health Care 6.9%
AMGH Merger Sub, Inc. Senior Secured (a)(b)
11/01/18	9.250%	4,166,000	4,218,075
American Renal Associates Holdings, Inc. Senior Unsecured PIK (a)
03/01/16	9.750%	1,205,000	1,186,925
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	6,319,000	6,303,202
CDRT Merger Sub, Inc. (a)(b)
06/01/19	8.125%	1,974,000	1,840,755
CHS/Community Health Systems, Inc. (b)
07/15/15	8.875%	4,846,000	4,912,632
ConvaTec Healthcare E SA Senior Unsecured (a)(d)
12/15/18	10.500%	8,703,000	7,919,730
HCA, Inc.
02/15/22	7.500%	8,054,000	7,973,460
Senior Secured
04/15/19	8.500%	3,010,000	3,280,900
02/15/20	7.875%	15,670,000	16,610,200
HCA, Inc. (b)
Senior Secured
02/15/20	6.500%	8,248,000	8,340,790
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	3,801,000	3,696,473
Healthsouth Corp.
02/15/20	8.125%	7,278,000	7,314,390
Healthsouth Corp. (b)
09/15/22	7.750%	754,000	754,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
InVentiv Health, Inc. (a)
08/15/18	10.000%	$6,378,000	$5,756,145
Multiplan, Inc. (a)
09/01/18	9.875%	4,912,000	4,985,680
Radnet Management, Inc.
04/01/18	10.375%	1,050,000	1,036,875
Rural/Metro Corp. Senior Unsecured (a)(b)
07/15/19	10.125%	3,255,000	3,189,900
STHI Holding Corp. Secured (a)(b)
03/15/18	8.000%	1,873,000	1,779,350
Vanguard Health Holding Co. II LLC/Inc. (b)
02/01/18	8.000%	7,080,000	6,743,700
02/01/19	7.750%	3,206,000	3,005,625
Total			100,848,807
Home Construction 0.6%
Shea Homes LP/Funding Corp. Senior Secured (a)(b)
05/15/19	8.625%	6,590,000	5,568,550
William Lyon Homes, Inc. (e)
02/15/14	7.500%	11,241,000	3,091,275
Total			8,659,825
Independent Energy 9.7%
Antero Resources Finance Corp. Senior Notes (a)(b)
08/01/19	7.250%	263,000	255,768
Brigham Exploration Co. (a)(b)
06/01/19	6.875%	1,206,000	1,193,940
Brigham Exploration Co. (b)
10/01/18	8.750%	3,905,000	4,256,450
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	8,835,000	9,011,700
Chaparral Energy, Inc.
10/01/20	9.875%	2,097,000	2,133,698
09/01/21	8.250%	5,666,000	5,411,030
Chesapeake Energy Corp. (b)
08/15/20	6.625%	12,537,000	13,101,165
02/15/21	6.125%	7,240,000	7,348,600
Comstock Resources, Inc. (b)
10/15/17	8.375%	4,362,000	4,460,145
04/01/19	7.750%	1,495,000	1,495,000
Concho Resources, Inc. (b)
10/01/17	8.625%	2,699,000	2,887,930
01/15/21	7.000%	4,063,000	4,164,575
Continental Resources, Inc.
10/01/20	7.375%	1,732,000	1,801,280
Continental Resources, Inc. (b)
04/01/21	7.125%	3,866,000	3,962,650
EXCO Resources, Inc.
09/15/18	7.500%	8,515,000	8,153,112

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Goodrich Petroleum Corp. (a)
03/15/19	8.875%	$3,817,000	$3,797,915
Laredo Petroleum, Inc. Senior Unsecured (a)
02/15/19	9.500%	10,168,000	10,778,080
Linn Energy LLC/Finance Corp. (a)
05/15/19	6.500%	4,026,000	3,844,830
MEG Energy Corp. (a)(d)
03/15/21	6.500%	5,480,000	5,480,000
Oasis Petroleum, Inc. Senior Unsecured (a)(b)
02/01/19	7.250%	5,544,000	5,433,120
Petrohawk Energy Corp.
08/15/18	7.250%	9,201,000	10,730,666
Petrohawk Energy Corp. (a)
06/01/19	6.250%	4,364,000	5,073,150
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	5,820,000	6,111,000
Range Resources Corp. (b)
05/15/19	8.000%	5,735,000	6,236,812
Southwestern Energy Co. (b)
02/01/18	7.500%	9,135,000	10,439,140
Venoco, Inc. Senior Unsecured
02/15/19	8.875%	5,628,000	5,037,060
Total			142,598,816
Life Insurance 1.0%
ING Groep NV (c)(d)
12/29/49	5.775%	18,247,000	15,327,480
Media Cable 4.1%
CCO Holdings LLC/Capital Corp. (b)
04/30/18	7.875%	3,390,000	3,508,650
01/15/19	7.000%	7,380,000	7,416,900
04/30/20	8.125%	7,252,000	7,668,990
CSC Holdings LLC Senior Unsecured (b)
02/15/19	8.625%	4,838,000	5,333,895
Cablevision Systems Corp. Senior Unsecured
09/15/17	8.625%	7,433,000	7,878,980
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
11/15/17	8.625%	7,591,000	7,894,640
DISH DBS Corp. (a)(b)
06/01/21	6.750%	9,298,000	9,367,735
DISH DBS Corp. (b)
09/01/19	7.875%	3,325,000	3,532,813
Quebecor Media, Inc. (b)(d)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
Senior Unsecured
03/15/16	7.750%	$4,225,000	$4,256,687
Quebecor Media, Inc. (d)
Senior Unsecured
03/15/16	7.750%	2,800,000	2,821,000
Total			59,680,290
Media Non-Cable 6.9%
AMC Networks, Inc. (a)(b)
07/15/21	7.750%	9,338,000	9,664,830
Belo Corp. Senior Unsecured
11/15/16	8.000%	45,000	47,475
Clear Channel Communications, Inc. Senior Secured (b)
03/01/21	9.000%	8,190,000	6,592,950
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	2,333,000	2,472,980
Clear Channel Worldwide Holdings, Inc. (b)
12/15/17	9.250%	10,495,000	11,229,650
Cumulus Media, Inc. (a)(b)
05/01/19	7.750%	6,215,000	5,407,050
EH Holding Corp. (a)(b)
06/15/21	7.625%	4,400,000	4,378,000
Senior Secured
06/15/19	6.500%	1,938,000	1,938,000
Intelsat Jackson Holdings SA (a)(b)(d)
04/01/21	7.500%	3,330,000	3,221,775
Intelsat Jackson Holdings SA (a)(d)
10/15/20	7.250%	6,674,000	6,440,410
Intelsat Luxembourg SA (a)(c)(d)
PIK
02/04/17	11.500%	4,084,000	3,966,585
Intelsat Luxembourg SA (b)(d)
PIK
02/04/17	11.500%	4,715,000	4,579,444
National CineMedia LLC Senior Unsecured (a)
07/15/21	7.875%	4,106,000	3,880,170
Nielsen Finance LLC/Co. (b)
10/15/18	7.750%	8,246,000	8,513,995
RR Donnelley & Sons Co. (b)
Senior Unsecured
05/15/18	7.250%	2,566,000	2,347,890
06/15/20	7.625%	1,049,000	970,325
Salem Communications Corp. Secured
12/15/16	9.625%	5,382,000	5,469,457
Sinclair Television Group, Inc. Secured (a)
11/01/17	9.250%	2,760,000	2,939,400
Univision Communications, Inc. (a)
05/15/21	8.500%	4,064,000	3,454,400
Univision Communications, Inc. (a)(b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Senior Secured
11/01/20	7.875%	$6,140,000	$5,894,400
XM Satellite Radio, Inc. (a)(b)
11/01/18	7.625%	7,918,000	8,195,130
Total			101,604,316
Metals 5.0%
Alpha Natural Resources, Inc.
06/01/21	6.250%	3,164,000	3,092,810
Alpha Natural Resources, Inc. (b)
06/01/19	6.000%	3,164,000	3,116,540
Arch Coal, Inc. (a)
06/15/21	7.250%	5,516,000	5,447,050
Arch Coal, Inc. (a)(b)
06/15/19	7.000%	8,273,000	8,169,587
Calcipar SA Senior Secured (a)(d)
05/01/18	6.875%	6,684,000	6,333,090
Consol Energy, Inc.
04/01/17	8.000%	6,334,000	6,737,792
04/01/20	8.250%	3,586,000	3,854,950
FMG Resources August 2006 Proprietary Ltd. (a)(b)(d)
02/01/16	6.375%	3,403,000	3,309,418
02/01/18	6.875%	5,596,000	5,540,040
FMG Resources August 2006 Proprietary Ltd. (a)(d)
11/01/15	7.000%	5,112,000	5,131,170
JMC Steel Group Senior Notes (a)
03/15/18	8.250%	4,589,000	4,485,748
Noranda Aluminum Acquisition Corp. PIK
05/15/15	4.417%	4,371,829	4,033,012
Novelis, Inc. (d)
12/15/17	8.375%	1,660,000	1,713,950
12/15/20	8.750%	6,100,000	6,420,250
Rain CII Carbon LLC/Corp. Senior Secured (a)
12/01/18	8.000%	5,981,000	6,115,573
Total			73,500,980
Non-Captive Consumer 1.1%
SLM Corp. Senior Unsecured (b)
03/25/20	8.000%	7,579,000	7,787,657
Springleaf Finance Corp. Senior Unsecured (b)
12/15/17	6.900%	10,379,000	8,718,360
Total			16,506,017
Non-Captive Diversified 5.7%
Ally Financial, Inc.
03/15/20	8.000%	26,735,000	27,002,350
Ally Financial, Inc. (b)
09/15/20	7.500%	2,755,000	2,706,788

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified (continued)
CIT Group, Inc. (a)(b)
Secured
04/01/18	6.625%	$6,475,000	$6,475,000
CIT Group, Inc. (b)
Secured
05/01/17	7.000%	4,654,000	4,595,825
Ford Motor Credit Co. LLC
Senior Unsecured
04/15/15	7.000%	8,425,000	8,993,687
Ford Motor Credit Co. LLC (b)
Senior Unsecured
05/15/18	5.000%	7,141,000	6,930,405
02/01/21	5.750%	5,229,000	5,213,888
International Lease Finance Corp.
Senior Unsecured
05/15/19	6.250%	5,249,000	4,750,560
International Lease Finance Corp. (b)
Senior Unsecured
09/01/17	8.875%	7,095,000	7,290,112
12/15/20	8.250%	4,250,000	4,324,375
International Lease Finance Corp. (b)
Senior Unsecured
03/15/17	8.750%	5,365,000	5,512,538
Total			83,795,528
Oil Field Services 1.5%
Offshore Group Investments Ltd. (a)(d)
Senior Secured
08/01/15	11.500%	2,565,000	2,715,904
Offshore Group Investments Ltd. (d)
Senior Secured
08/01/15	11.500%	7,650,000	8,147,250
Oil States International, Inc. (a)(b)
06/01/19	6.500%	7,645,000	7,645,000
Trinidad Drilling Ltd. Senior Unsecured (a)(d)
01/15/19	7.875%	3,065,000	3,121,224
Total			21,629,378
Other Industry 0.8%
Aquilex Holdings LLC/Finance Corp.
12/15/16	11.125%	4,530,000	2,627,400
Chart Industries, Inc.
10/15/15	9.125%	6,050,000	6,171,000
Interline Brands, Inc.
11/15/18	7.000%	2,395,000	2,395,000
Total			11,193,400
Packaging 2.2%
ARD Finance SA Senior Secured PIK (a)(d)
06/01/18	11.125%	1,596,000	1,364,580
Ardagh Packaging Finance PLC (a)(b)(d)
10/15/20	9.125%	3,580,000	3,454,700

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
Ardagh Packaging Finance PLC (a)(d)
Senior Secured
10/15/17	7.375%	$3,314,000	$3,264,290
Greif, Inc. Senior Unsecured
08/01/19	7.750%	855,000	908,438
Reynolds Group Issuer, Inc./LLC (a)
04/15/19	9.000%	2,160,000	1,944,000
Senior Secured
04/15/19	7.125%	8,320,000	7,883,200
Reynolds Group Issuer, Inc./LLC (a)(b)
02/15/21	8.250%	5,607,000	4,765,950
Senior Secured
08/15/19	7.875%	2,398,000	2,374,020
Senior Unsecured
08/15/19	9.875%	6,899,000	6,485,060
Total			32,444,238
Paper 1.3%
Cascades, Inc. (d)
12/15/17	7.750%	6,570,000	6,372,900
01/15/20	7.875%	7,342,000	7,066,675
Verso Paper Holdings LLC/Inc. Secured (b)
02/01/19	8.750%	7,980,000	6,364,050
Total			19,803,625
Pharmaceuticals 1.1%
Endo Pharmaceuticals Holdings, Inc. (a)(b)
01/15/22	7.250%	2,361,000	2,408,220
Grifols, Inc. Senior Secured (a)
02/01/18	8.250%	6,439,000	6,471,195
Mylan, Inc. (a)
11/15/18	6.000%	3,661,000	3,642,695
Warner Chilcott Co./Finance LLC (a)
09/15/18	7.750%	3,056,000	3,002,520
Total			15,524,630
Refining 0.4%
United Refining Co. Senior Secured
02/28/18	10.500%	5,655,000	5,711,550
Retailers 1.8%
Asbury Automotive Group, Inc.
11/15/20	8.375%	800,000	786,000
Limited Brands, Inc. (b)
04/01/21	6.625%	3,450,000	3,493,125
QVC, Inc. (a)
Senior Secured
10/01/19	7.500%	3,223,000	3,480,840

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
10/15/20	7.375%	$4,287,000	$4,587,090
Rite Aid Corp. (b)
06/15/17	9.500%	2,050,000	1,793,750
Senior Secured
08/15/20	8.000%	5,057,000	5,309,850
Toys R Us - Delaware, Inc. Senior Secured (a)
09/01/16	7.375%	51,000	49,598
Toys R Us Property Co. II LLC Senior Secured
12/01/17	8.500%	6,209,000	6,333,180
Total			25,833,433
Technology 5.3%
Amkor Technology, Inc. (a)(b)
Senior Unsecured
06/01/21	6.625%	7,217,000	6,729,852
Amkor Technology, Inc. (b)
Senior Unsecured
05/01/18	7.375%	5,013,000	5,050,598
CDW LLC/Finance Corp. (a)(b)
04/01/19	8.500%	6,932,000	6,377,440
Cardtronics, Inc.
09/01/18	8.250%	5,677,000	5,960,850
CommScope, Inc. (a)(b)
01/15/19	8.250%	1,574,000	1,558,260
Equinix, Inc. Senior Unsecured (b)
07/15/21	7.000%	2,030,000	2,070,600
First Data Corp.
09/24/15	9.875%	543,000	492,773
First Data Corp. (a)
Senior Secured
08/15/20	8.875%	6,645,000	6,578,550
First Data Corp. (a)(b)
01/15/21	12.625%	7,282,000	6,881,490
First Data Corp. (b)
09/24/15	9.875%	4,512,000	4,128,480
Freescale Semiconductor, Inc. Senior Secured (a)(d)
04/15/18	9.250%	5,955,000	6,267,637
iGate Corp. (a)(b)
05/01/16	9.000%	5,737,000	5,450,150
Interactive Data Corp. (b)
08/01/18	10.250%	7,900,000	8,374,000
NXP BV/Funding LLC Senior Secured (a)(b)(d)
08/01/18	9.750%	6,596,000	6,925,800
SunGard Data Systems, Inc. (b)
11/15/18	7.375%	4,668,000	4,446,270
Total			77,292,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Transportation Services 0.6%
Hertz Corp. (The) (a)(b)
10/15/18	7.500%	$5,115,000	$5,063,850
01/15/21	7.375%	3,596,000	3,443,170
Total			8,507,020
Wireless 4.4%
Cricket Communications, Inc. (a)
Senior Notes
10/15/20	7.750%	3,200,000	2,832,000
Cricket Communications, Inc. (b)
Senior Secured
05/15/16	7.750%	6,770,000	6,854,625
MetroPCS Wireless, Inc. (b)
09/01/18	7.875%	8,570,000	8,719,975
11/15/20	6.625%	2,206,000	2,062,610
SBA Telecommunications, Inc.
08/15/16	8.000%	6,955,000	7,320,138
SBA Telecommunications, Inc. (b)
08/15/19	8.250%	3,219,000	3,404,093
Sprint Capital Corp.
11/15/28	6.875%	45,000	40,275
Sprint Nextel Corp. Senior Unsecured (b)
08/15/17	8.375%	16,334,000	17,109,865
Wind Acquisition Finance SA (a)(d)
Secured
07/15/17	11.750%	8,927,000	9,261,762
Senior Secured
02/15/18	7.250%	8,102,000	7,656,390
Total			65,261,733
Wirelines 5.0%
CenturyLink, Inc. Senior Unsecured (b)
06/15/21	6.450%	6,500,000	6,329,589
Cincinnati Bell, Inc. (b)
10/15/17	8.250%	3,467,000	3,458,333
10/15/20	8.375%	5,185,000	5,107,225
Frontier Communications Corp. (b)
Senior Unsecured
04/15/17	8.250%	2,497,000	2,596,880
03/15/19	7.125%	8,536,000	8,397,290
Integra Telecom Holdings, Inc. Senior Secured (a)
04/15/16	10.750%	2,597,000	2,467,150
Level 3 Communications, Inc. Senior Unsecured (a)
02/01/19	11.875%	4,310,000	4,471,625
Level 3 Escrow, Inc. Senior Unsecured (a)(b)
07/01/19	8.125%	3,966,000	3,767,700
Level 3 Financing, Inc. (a)(b)
04/01/19	9.375%	2,205,000	2,182,950
Level 3 Financing, Inc. (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
02/01/18	10.000%	$7,368,000	$7,423,260
PAETEC Holding Corp.
12/01/18	9.875%	8,065,000	8,589,225
Senior Secured
06/30/17	8.875%	4,845,000	5,172,037
Windstream Corp.
09/01/18	8.125%	935,000	970,063
10/15/20	7.750%	5,450,000	5,559,000
Windstream Corp. (b)
10/01/21	7.750%	2,470,000	2,507,050
tw telecom holdings, inc. (b)
03/01/18	8.000%	4,798,000	4,941,940
Total			73,941,317
Total Corporate Bonds & Notes (Cost: $1,415,150,654)			$1,393,005,909

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.3%
Gaming 0.1%
ROC Finance LLC Tranche B Term Loan (c)(h)
08/19/17	8.500%	$1,981,000	$1,921,570
Media Non-Cable 0.2%
Cumulus Media, Inc. 2nd Lien Term Loan(c) (h)(i)
TBD	TBD	3,115,000	2,982,612
Total Senior Loans (Cost: $5,057,152)			$4,904,182

Issuer	Shares	Value

Common Stocks 0.1%
CONSUMER DISCRETIONARY 0.1%
Textiles, Apparel & Luxury Goods 0.1%
Arena Brands, Inc. (e)(f)(j)	111,111	$725,555
TOTAL CONSUMER DISCRETIONARY		725,555
Total Common Stocks (Cost: $5,888,888)		$725,555

Issuer	Shares	Value

Limited Partnerships —%
FINANCIALS —%
Diversified Financial Services —%
Varde Fund V LP (e)(f)(k)	25,000,000	$381,508
TOTAL FINANCIALS		381,508
Total Limited Partnerships (Cost: $—)		$381,508

	Shares	Value

Money Market Fund 3.4%
Columbia Short-Term Cash Fund, 0.139% (l)(m)	49,980,461	$49,980,461
Total Money Market Fund (Cost: $49,980,461)		$49,980,461

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 25.0%
Asset-Backed Commercial Paper 4.1%
Barton Capital Corporation
09/01/11	0.220%	$9,999,939	$9,999,939
Gemini Securitization Corporation (FKA Twin Towers)
09/08/11	0.250%	4,998,993	4,998,993
LMA Americas LLC
09/06/11	0.550%	4,999,389	4,999,389
Matchpoint Finance PLC
09/01/11	0.250%	9,999,930	9,999,930
Rhein-Main Securitisation Ltd.
09/12/11	0.400%	4,998,166	4,998,166
Rheingold Securitization
09/12/11	0.400%	9,996,889	9,996,889
Versailles Commercial Paper LLC
09/02/11	0.500%	9,999,028	9,999,028
Windmill Funding Corp.
09/21/11	0.250%	4,998,785	4,998,785
Total			59,991,119
Certificates of Deposit 15.6%
ABM AMRO Bank N.V.
09/12/11	0.310%	9,997,245	9,997,245
09/29/11	0.310%	1,999,466	1,999,466
Bank of America, National Association
10/03/11	0.350%	7,000,000	7,000,000
Bank of Montreal
11/14/11	0.250%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Bank of Nova Scotia
11/28/11	0.300%	$7,000,000	$7,000,000
Banque et Caisse d’Epargne de l’Etat
09/12/11	0.360%	4,998,401	4,998,401
09/26/11	0.255%	2,999,320	2,999,320
Barclays Bank PLC
09/13/11	0.310%	5,000,000	5,000,000
Commerzbank AG
09/22/11	0.350%	3,000,000	3,000,000
Credit Industrial et Commercial
11/21/11	0.410%	10,000,000	10,000,000
Credit Suisse
10/25/11	0.268%	10,000,000	10,000,000
DnB NOR ASA
11/23/11	0.300%	5,000,000	5,000,000
Erste Bank der Oesterreichischen Sparkassen AG
09/08/11	0.350%	5,000,000	5,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
09/12/11	0.320%	2,000,000	2,000,000
09/21/11	0.280%	15,000,000	15,000,000
La Banque Postale
09/13/11	0.250%	5,000,000	5,000,000
Lloyds Bank PLC
10/14/11	0.346%	12,000,000	12,000,000
N.V. Bank Nederlandse Gemeenten
09/28/11	0.260%	7,000,000	7,000,000
National Bank of Canada
10/07/11	0.255%	10,000,000	10,000,000
11/18/11	0.252%	7,000,000	7,000,000
Natixis
10/07/11	0.496%	7,000,000	7,000,000
Pohjola Bank PLC
09/15/11	0.730%	5,000,000	5,000,000
09/28/11	0.300%	5,000,000	5,000,000
Rabobank
01/20/12	0.253%	10,000,000	10,000,000
Royal Bank of Canada
10/14/11	0.210%	3,000,987	3,000,987
Societe Generale
09/23/11	0.592%	15,000,000	15,000,000
State Street Bank and Trust
09/23/11	0.150%	15,000,000	15,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Svenska Handelsbank
09/01/11	0.090%	$10,000,000	$10,000,000
Svenska Handelsbanken
11/23/11	0.300%	5,000,063	5,000,063
Union Bank of Switzerland
11/14/11	0.242%	9,000,000	9,000,000
11/28/11	0.350%	5,000,000	5,000,000
United Overseas Bank Ltd.
09/26/11	0.280%	5,000,000	5,000,000
Total			228,995,482
Commercial Paper 2.2%
Foreningsparbanken (Swedbank)
09/19/11	0.280%	4,998,678	4,998,678
Macquarie Bank Ltd.
09/27/11	0.300%	9,994,833	9,994,833
11/10/11	0.461%	6,983,632	6,983,632
PB Capital Corp.
09/01/11	0.480%	4,997,066	4,997,066
The Commonwealth Bank of Australia
11/28/11	0.270%	4,996,475	4,996,475
Total			31,970,684
Other Short-Term Obligations 0.3%
Natixis Financial Products LLC
09/01/11	0.470%	5,000,000	5,000,000
Repurchase Agreements 2.8%
MF Global Holdings Ltd. dated 08/31/11, matures 09/01/11, repurchase price $4,000,012 (n)
	0.110%	4,000,000	4,000,000
Mizuho Securities USA, Inc. dated 08/31/11, matures 09/01/11, repurchase price $5,000,014 (n)
	0.100%	5,000,000	5,000,000
UBS Securities LLC dated 08/31/11, matures 09/01/11 repurchase price $33,009,718 (n)
	0.080%	33,009,644	33,009,644
Total			42,009,644
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $367,966,929)			$367,966,929

Total Investments
(Cost: $1,844,044,084) (o)	$1,816,964,544(p)
Other Assets & Liabilities, Net	(346,142,360)

Net Assets	$1,470,822,184

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the value of these securities amounted to $530,812,182 or 36.09% of net assets.

(b)	At August 31, 2011, security was partially or fully on loan.
(c)	Variable rate security. The interest rate shown reflects the rate as of August 31, 2011.
(d)	Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $160,908,561 or 10.94% of net assets.
(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2011 was $9,719,935, representing 0.66% of net assets. Information concerning such security holdings at August 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Arena Brands, Inc.	09-03-92	$5,888,888
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	08-12-96 - 04-03-02	4,025,034
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	12-16-01	1,173,040
Varde Fund V LP	04-27-00 - 06-19-00	—*
William Lyon Homes, Inc.
7.500% 02/15/14	01-28-04 - 05-11-07	10,892,997

* The original cost for this position was $25,000,000. From September 29, 2004 through May 7, 2005, $25,000,000 was returned to the fund in the form of return of capital.

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2011, the value of these securities amounted to $6,628,660, which represents 0.45% of net assets.

(g)	Zero coupon bond.
(h)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of August 31, 2011. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i)

Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(j)	Non-income producing.
(k)	At August 31, 2011, there was no capital committed to the LLC or LP for future investment.
(l)	The rate shown is the seven-day current annualized yield at August 31, 2011.

(m)	Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$94,250,631	$256,329,243	$(300,599,413)	$—	$49,980,461	$24,262	$49,980,461

(n)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

MF Global Holdings Ltd. (0.110%)

Security Description	Value
Fannie Mae REMICS	$155,511
Federal Home Loan Mortgage Corp	77,484
Federal National Mortgage Association	57,077
Freddie Mac Gold Pool	2,122,520
Freddie Mac REMICS	364,014
Government National Mortgage Association	787,268
United States Treasury Strip Coupon	410,074
United States Treasury Strip Principal	106,098
Total Market Value of Collateral Securities	$4,080,046

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$1,598,307
Freddie Mac Gold Pool	696,579
Freddie Mac REMICS	338,904
Ginnie Mae I Pool	2,072,974
Government National Mortgage Association	393,236
Total Market Value of Collateral Securities	$5,100,000

UBS Securities LLC (0.080%)

Security Description	Value
Fannie Mae Pool	$23,871,631
Freddie Mac Gold Pool	9,480,571
Freddie Mac Non Gold Pool	317,635
Total Market Value of Collateral Securities	$33,669,837

(o)

At August 31, 2011, the cost of securities for federal income tax purposes was approximately $1,844,044,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$27,594,000
Unrealized Depreciation	(54,673,000)
Net Unrealized Depreciation	$(27,079,000)

(p)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of August 31, 2011:

	Fair value at August 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes
Electric	$—	$31,806,867	$4,722,328	$36,529,195
Entertainment	—	2,835,480	5,521,597	8,357,077
All Other Industries	—	1,348,119,637	—	1,348,119,637
Total Bonds	—	1,382,761,984	10,243,925	1,393,005,909

Equity Securities
Common Stocks
Consumer Discretionary	—	—	725,555	725,555
Total Equity Securities	—	—	725,555	725,555

Other
Senior Loans	—	4,904,182	—	4,904,182
Limited Partnerships
Financials	—	—	381,508	381,508
Affiliated Money Market Fund(c)	49,980,461	—	—	49,980,461
Investments of Cash Collateral Received for Securities on Loan	—	367,966,929	—	367,966,929
Total Other	49,980,461	372,871,111	381,508	423,233,080
Total	$49,980,461	$1,755,633,095	$11,350,988	$1,816,964,544

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at August 31, 2011.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate
	Bonds	Common		Limited
	& Notes	Stocks	Senior Loans	Partnerships	Total
Balance as of May 31, 2011	$6,108,884	$725,555	$2,237,405	$481,925	$9,553,769
Accrued discounts/premiums	11,008	—	683	—	$11,691
Realized gain (loss)	4,223	—	9,941	471,027	$485,191
Change in unrealized appreciation (depreciation)*	(362,177)	—	(12,412)	(100,417)	$(475,006)
Sales	(1,393,526)	—	(2,235,617)	(471,027)	$(4,100,170)
Purchases	—	—	—	—	—
Issuances	—	—	—	—	—
Settlements	—	—	—	—	—
Transfers into Level 3	5,875,513	—	—	—	$5,875,513
Transfers out of Level 3	—	—	—	—	—
Balance as of August 31, 2011	$10,243,925	$725,555	$—	$381,508	$11,350,988

*Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2011 was $462,594, which is comprised of Corporate

Bonds & Notes of $(362,177) and Limited Partnerships of $(100,417).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Multi-Advisor Small Cap Value Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 93.3%
CONSUMER DISCRETIONARY 14.3%
Auto Components 2.3%
American Axle & Manufacturing Holdings, Inc. (a)(b)	286,000	$2,674,100
Dana Holding Corp. (a)(b)	217,619	2,774,642
Gentex Corp.	106,200	2,755,359
Total		8,204,101
Automobiles 0.4%
Thor Industries, Inc. (b)	70,500	1,567,215

Distributors 0.1%
Audiovox Corp., Class A (a)(b)	62,200	398,702

Diversified Consumer Services 0.4%
Sotheby’s	38,000	1,413,980

Hotels, Restaurants & Leisure 0.9%
Jack in the Box, Inc. (a)(b)	22,630	470,025
Papa John’s International, Inc. (a)(b)	4,405	131,049
PF Chang’s China Bistro, Inc. (b)	57,500	1,733,050
Pinnacle Entertainment, Inc. (a)(b)	36,140	495,841
Vail Resorts, Inc. (b)	9,420	380,850
Total		3,210,815
Household Durables 1.5%
American Greetings Corp., Class A (b)	23,580	500,368
Ethan Allen Interiors, Inc. (b)	61,500	1,057,185
MDC Holdings, Inc. (b)	43,500	850,860
Pulte Group, Inc. (a)	62,220	298,656
Whirlpool Corp. (b)	40,800	2,557,752
Total		5,264,821
Leisure Equipment & Products 0.7%
Brunswick Corp. (b)	123,600	1,964,004
Head NV (a)(c)	727,870	444,001
Total		2,408,005
Media 1.4%
DreamWorks Animation SKG, Inc., Class A (a)(b)	48,500	1,024,320
John Wiley & Sons, Inc., Class A (b)	29,000	1,414,910
Valassis Communications, Inc. (a)(b)	100,500	2,539,635
Total		4,978,865
Multiline Retail 1.6%
Dillard’s, Inc., Class A (b)	105,879	4,900,080
Fred’s, Inc., Class A (b)	44,350	507,807
Saks, Inc. (a)(b)	45,220	437,730
Total		5,845,617

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail 4.0%
Aaron’s, Inc.	57,400	$1,529,136
Aeropostale, Inc. (a)(b)	77,500	866,450
Cabela’s, Inc. (a)(b)	112,500	2,638,125
Childrens Place Retail Stores, Inc. (The) (a)(b)	10,830	464,824
Group 1 Automotive, Inc. (b)	22,500	939,375
JOS A Bank Clothiers, Inc. (a)(b)	30,000	1,537,500
Men’s Wearhouse, Inc. (The) (b)	112,880	3,263,361
Office Depot, Inc. (a)	121,060	314,756
OfficeMax, Inc. (a)(b)	356,000	2,232,120
Rent-A-Center, Inc. (b)	17,850	503,013
Total		14,288,660
Textiles, Apparel & Luxury Goods 1.0%
Carter’s, Inc. (a)(b)	38,000	1,175,340
Iconix Brand Group, Inc. (a)	18,640	364,971
Jones Group, Inc. (The) (b)	182,000	2,138,500
Total		3,678,811
TOTAL CONSUMER DISCRETIONARY		51,259,592

CONSUMER STAPLES 2.4%
Food & Staples Retailing 0.2%
Fresh Market, Inc. (The) (a)	11,180	431,660
Ruddick Corp. (b)	8,440	345,111
Susser Holdings Corp. (a)	9,420	198,762
Total		975,533
Food Products 1.8%
Fresh Del Monte Produce, Inc. (c)	19,110	461,315
Hain Celestial Group, Inc. (The) (a)	16,074	508,421
J&J Snack Foods Corp. (b)	22,500	1,138,725
Ralcorp Holdings, Inc. (a)	36,000	3,116,520
TreeHouse Foods, Inc. (a)	22,400	1,227,072
Total		6,452,053
Personal Products 0.1%
Elizabeth Arden, Inc. (a)	9,010	290,302

Tobacco 0.3%
Alliance One International, Inc. (a)	151,443	483,103
Universal Corp. (b)	12,855	523,199
Total		1,006,302
TOTAL CONSUMER STAPLES		8,724,190

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 5.2%
Energy Equipment & Services 1.9%
Bristow Group, Inc. (b)	11,030	$485,099
Dril-Quip, Inc. (a)	26,000	1,682,200
Helix Energy Solutions Group, Inc. (a)	23,410	395,395
Oceaneering International, Inc.	38,000	1,622,220
Parker Drilling Co. (a)	273,500	1,556,215
Tetra Technologies, Inc. (a)	106,500	1,091,625
Total		6,832,754
Oil, Gas & Consumable Fuels 3.3%
Bill Barrett Corp. (a)(b)	5,960	285,782
Cloud Peak Energy, Inc. (a)	18,440	368,800
Endeavour International Corp. (a)(b)	38,280	377,441
Energy Partners Ltd. (a)(b)	72,800	969,696
EXCO Resources, Inc.	146,300	1,957,494
Georesources, Inc. (a)	16,710	389,343
Oasis Petroleum, Inc. (a)	26,000	691,600
Overseas Shipholding Group, Inc. (b)	118,740	2,117,134
Patriot Coal Corp. (a)(b)	39,080	575,648
Tesoro Corp. (a)(b)	126,313	3,039,091
USEC, Inc. (a)(b)	158,881	346,361
Venoco, Inc. (a)	22,230	257,423
W&T Offshore, Inc.	17,380	367,066
Total		11,742,879
TOTAL ENERGY		18,575,633
FINANCIALS 20.3%
Capital Markets 1.7%
Federated Investors, Inc., Class B (b)	67,100	1,188,341
Janus Capital Group, Inc. (b)	394,000	2,876,200
Stifel Financial Corp. (a)(b)	63,430	1,907,975
Total		5,972,516
Commercial Banks 6.4%
Associated Banc-Corp. (b)	130,500	1,435,500
Bank of Hawaii Corp. (b)	7,080	294,316
Bank of the Ozarks, Inc. (b)	15,648	355,523
Banner Corp. (b)	56,728	877,015
Cathay General Bancorp (b)	176,890	2,267,730
Center Financial Corp. (a)	99,200	547,584
Community Bank System, Inc. (b)	21,103	528,208
CVB Financial Corp. (b)	226,130	1,971,854
First Busey Corp. (b)	81,870	398,707
First Financial Bancorp (b)	24,430	390,147
First Midwest Bancorp, Inc. (b)	50,850	446,463
Glacier Bancorp, Inc. (b)	118,500	1,363,935
Hancock Holding Co.	43,500	1,358,505
Iberiabank Corp. (b)	7,180	345,645

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (cont.)
Nara Bancorp, Inc. (a)(b)	83,900	$595,690
National Penn Bancshares, Inc.	43,000	311,750
NBT Bancorp, Inc. (b)	21,360	434,035
Prosperity Bancshares, Inc. (b)	94,810	3,588,558
SVB Financial Group (a)(b)	8,590	395,827
Synovus Financial Corp. (b)	1,336,000	1,937,200
Trustmark Corp. (b)	20,480	440,320
Webster Financial Corp. (b)	23,560	426,436
Wintrust Financial Corp. (b)	16,460	519,807
Zions Bancorporation (b)	94,000	1,639,360
Total		22,870,115
Consumer Finance 0.3%
DFC Global Corp. (a)(b)	14,690	324,208
First Cash Financial Services, Inc. (a)(b)	9,310	434,870
World Acceptance Corp. (a)	6,420	418,263
Total		1,177,341
Diversified Financial Services 0.1%
Portfolio Recovery Associates, Inc. (a)	4,990	364,919

Insurance 6.9%
American Equity Investment Life Holding Co.	35,990	363,499
American National Insurance Co.	27,300	2,046,408
Amtrust Financial Services, Inc.	18,690	452,111
Delphi Financial Group, Inc., Class A	18,478	446,798
Enstar Group Ltd. (a)(b)(c)	4,170	429,343
Flagstone Reinsurance Holdings SA (c)	247,550	1,757,605
Horace Mann Educators Corp. (b)	197,200	2,626,704
Infinity Property & Casualty Corp.	9,205	469,915
Montpelier Re Holdings Ltd. (b)(c)	260,355	4,472,899
Platinum Underwriters Holdings Ltd. (c)	149,225	4,700,588
Primerica, Inc.	15,700	327,031
ProAssurance Corp. (a)	40,700	2,953,192
RLI Corp. (b)	8,430	532,945
Selective Insurance Group, Inc. (b)	87,730	1,334,373
StanCorp Financial Group, Inc. (b)	46,500	1,420,575
Tower Group, Inc. (b)	18,540	445,145
Total		24,779,131
Real Estate Investment Trusts (REITs) 2.0%
Brandywine Realty Trust	34,870	346,608
Colonial Properties Trust (b)	20,270	426,075
DCT Industrial Trust, Inc. (b)	90,183	406,725

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (cont.)
DiamondRock Hospitality Co.	123,840	$958,522
EastGroup Properties, Inc. (b)	8,550	345,505
Extra Space Storage, Inc. (b)	23,870	513,205
Healthcare Realty Trust, Inc.	18,220	318,668
Highwoods Properties, Inc. (b)	13,420	439,639
LaSalle Hotel Properties	21,450	403,260
Medical Properties Trust, Inc. (b)	37,540	401,303
Omega Healthcare Investors, Inc. (b)	21,850	396,577
Post Properties, Inc.	10,120	423,016
Resource Capital Corp.	53,330	289,049
Sovran Self Storage, Inc. (b)	8,890	361,290
Strategic Hotels & Resorts, Inc. (a)	69,510	332,258
Two Harbors Investment Corp. (b)	32,060	306,814
U-Store-It Trust	46,280	497,047
Total		7,165,561
Real Estate Management & Development 2.5%
MI Developments, Inc. (c)	323,500	9,022,415

Thrifts & Mortgage Finance 0.4%
MGIC Investment Corp. (a)	128,450	333,970
Northwest Bancshares, Inc. (b)	37,560	447,715
Provident Financial Services, Inc. (b)	33,310	418,374
Radian Group, Inc.	75,680	252,014
Washington Federal, Inc.	9,040	135,871
Total		1,587,944
TOTAL FINANCIALS		72,939,942
HEALTH CARE 5.4%
Biotechnology 0.1%
Momenta Pharmaceuticals, Inc. (a)	25,610	433,321

Health Care Equipment & Supplies 0.8%
Invacare Corp. (b)	12,780	321,034
STERIS Corp. (b)	64,000	2,059,520
Wright Medical Group, Inc. (a)(b)	32,330	495,619
Total		2,876,173
Health Care Providers & Services 2.7%
Amedisys, Inc. (a)(b)	84,350	1,431,420
AMN Healthcare Services, Inc. (a)(b)	192,500	1,060,675
Assisted Living Concepts, Inc., Class A (b)	25,770	346,091
Brookdale Senior Living, Inc. (a)	24,360	392,440
Catalyst Health Solutions, Inc. (a)(b)	8,270	444,264
Centene Corp. (a)(b)	16,230	517,575

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (cont.)
Chemed Corp. (b)	26,410	$1,533,100
Healthsouth Corp. (a)(b)	134,500	2,876,955
Magellan Health Services, Inc. (a)	9,520	474,762
PSS World Medical, Inc. (a)(b)	16,720	394,258
Total		9,471,540
Life Sciences Tools & Services 1.6%
Bio-Rad Laboratories, Inc., Class A (a)	12,500	1,254,250
Charles River Laboratories International, Inc. (a)	56,500	1,871,280
Covance, Inc. (a)	54,000	2,676,240
Total		5,801,770
Pharmaceuticals 0.2%
Medicis Pharmaceutical Corp., Class A (b)	10,340	402,226
Par Pharmaceutical Companies, Inc. (a)	12,540	372,814
Total		775,040
TOTAL HEALTH CARE		19,357,844
INDUSTRIALS 20.3%
Aerospace & Defense 0.6%
Ceradyne, Inc. (a)(b)	11,580	363,149
Curtiss-Wright Corp.	16,710	514,501
Hexcel Corp. (a)	22,840	524,635
Moog, Inc., Class A (a)(b)	11,155	444,861
Teledyne Technologies, Inc. (a)(b)	8,250	450,367
Total		2,297,513
Air Freight & Logistics 1.2%
Forward Air Corp. (b)	153,900	4,372,299

Airlines 3.1%
Air France-KLM, ADR (a)(c)	286,770	2,834,721
Alaska Air Group, Inc. (a)(b)	7,840	452,603
Hawaiian Holdings, Inc. (a)(b)	85,510	357,432
JetBlue Airways Corp. (a)(b)	1,316,899	5,728,511
Southwest Airlines Co.	191,357	1,649,501
Total		11,022,768
Building Products 1.3%
Gibraltar Industries, Inc. (a)(b)	106,926	949,503
Simpson Manufacturing Co., Inc. (b)	90,700	2,578,601
Trex Co., Inc. (a)(b)	45,000	820,800
USG Corp. (a)	35,830	336,802
Total		4,685,706

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies 3.6%
ABM Industries, Inc. (b)	21,250	$434,350
Brink’s Co. (The)	16,230	417,111
Geo Group, Inc. (The) (a)(b)	18,880	405,354
Herman Miller, Inc.	111,100	2,207,557
KAR Auction Services, Inc. (a)	124,500	1,826,415
McGrath Rentcorp (b)	16,750	399,320
Mine Safety Appliances Co.	13,670	422,403
Mobile Mini, Inc. (a)(b)	151,100	2,878,455
Schawk, Inc. (b)	81,500	991,855
Steelcase, Inc., Class A (b)	38,750	320,850
Tetra Tech, Inc. (a)	21,820	434,436
Unifirst Corp.	7,670	397,153
United Stationers, Inc. (b)	59,290	1,870,006
Total		13,005,265
Construction & Engineering 1.4%
Comfort Systems U.S.A., Inc. (b)	135,810	1,298,343
Insituform Technologies, Inc., Class A (a)(b)	109,300	1,806,729
MasTec, Inc. (a)(b)	16,650	369,630
Pike Electric Corp. (a)(b)	181,000	1,527,640
Sterling Construction Co., Inc. (a)	7,280	92,893
Total		5,095,235
Electrical Equipment 1.0%
Brady Corp., Class A (b)	15,329	421,548
EnerSys (a)	15,447	347,094
Powell Industries, Inc. (a)	7,860	294,121
Regal-Beloit Corp.	45,000	2,645,550
Total		3,708,313
Industrial Conglomerates 0.1%
Standex International Corp.	10,100	293,910

Machinery 3.7%
Actuant Corp., Class A (b)	20,700	415,656
Astec Industries, Inc. (a)(b)	12,870	445,431
Barnes Group, Inc. (b)	21,840	502,757
Kaydon Corp. (b)	11,190	376,208
Manitowoc Co., Inc. (The) (b)	35,350	392,738
Mueller Industries, Inc. (b)	8,280	390,319
Oshkosh Corp. (a)(b)	145,000	2,859,400
Robbins & Myers, Inc.	8,190	393,529
Tecumseh Products Co., Class B (a)	10,948	87,256
Terex Corp. (a)(b)	153,790	2,480,633
Trimas Corp. (a)(b)	26,280	507,992
Trinity Industries, Inc. (b)	64,000	1,763,840

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (cont.)
Wabtec Corp.	24,500	$1,491,805
Watts Water Technologies, Inc., Class A (b)	44,160	1,250,611
Total		13,358,175
Professional Services 2.5%
FTI Consulting, Inc. (a)(b)	7,590	276,125
Insperity, Inc. (b)	48,900	1,217,610
Kelly Services, Inc., Class A	26,010	395,352
Korn/Ferry International (a)	225,289	3,663,199
Navigant Consulting, Inc. (a)	8,580	81,424
Resources Connection, Inc.	196,100	2,051,206
School Specialty, Inc. (a)(b)	133,000	1,264,830
Total		8,949,746
Road & Rail 0.7%
Landstar System, Inc.	52,500	2,125,725
Swift Transportation Co. (a)	43,170	372,125
Total		2,497,850
Trading Companies & Distributors 1.1%
GATX Corp. (b)	14,230	515,980
RSC Holdings, Inc. (a)	304,600	2,424,616
TAL International Group, Inc. (b)	13,420	391,998
United Rentals, Inc. (a)(b)	24,560	409,661
Total		3,742,255
TOTAL INDUSTRIALS		73,029,035
INFORMATION TECHNOLOGY 17.0%
Communications Equipment 0.8%
Arris Group, Inc. (a)	38,089	415,932
Brocade Communications Systems, Inc. (a)	78,290	302,982
Harmonic, Inc. (a)(b)	93,890	446,917
Plantronics, Inc. (b)	57,460	1,841,593
Total		3,007,424
Computers & Peripherals 1.0%
Avid Technology, Inc. (a)(b)	123,870	1,218,881
Electronics for Imaging, Inc. (a)	140,000	1,989,400
QLogic Corp. (a)	20,620	288,061
Total		3,496,342
Electronic Equipment, Instruments & Components 8.7%
Aeroflex Holding Corp. (a)	21,050	184,819
Celestica, Inc. (a)(b)(c)	599,229	5,027,531
Cognex Corp. (b)	95,500	3,056,000
FARO Technologies, Inc. (a)(b)	40,500	1,537,785

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (cont.)
FEI Co. (a)	13,540	$433,145
Ingram Micro, Inc., Class A (a)	200,400	3,575,136
Jabil Circuit, Inc.	118,000	1,988,300
Littelfuse, Inc. (b)	48,300	2,240,637
Mercury Computer Systems, Inc. (a)	97,700	1,359,007
Park Electrochemical Corp. (b)	78,800	1,950,300
Plexus Corp. (a)(b)	103,900	2,761,662
Rofin-Sinar Technologies, Inc. (a)	15,279	352,792
Sanmina-SCI Corp. (a)	347,608	2,683,534
Scansource, Inc. (a)(b)	14,350	444,132
SYNNEX Corp. (a)(b)	15,270	402,212
Vishay Intertechnology, Inc. (a)(b)	292,700	3,336,780
Total		31,333,772
Internet Software & Services 1.0%
DealerTrack Holdings, Inc. (a)(b)	61,620	1,153,526
IntraLinks Holdings, Inc. (a)	35,700	334,509
Monster Worldwide, Inc. (a)	36,740	346,826
WebMD Health Corp. (a)	45,000	1,590,300
Total		3,425,161
IT Services 0.9%
CACI International, Inc., Class A (a)	9,400	517,564
Cardtronics, Inc. (a)(b)	18,680	462,517
Heartland Payment Systems, Inc.	18,880	406,109
Mantech International Corp., Class A (b)	9,410	352,781
MAXIMUS, Inc. (b)	29,900	1,106,001
Wright Express Corp. (a)	8,980	378,417
Total		3,223,389
Semiconductors & Semiconductor Equipment 3.5%
ATMI, Inc. (a)(b)	66,500	1,139,145
Axcelis Technologies, Inc. (a)	200,000	272,000
Brooks Automation, Inc. (a)(b)	294,400	2,785,024
Ceva, Inc. (a)(b)	14,080	374,528
Entegris, Inc. (a)	387,250	2,912,120
Kopin Corp. (a)(b)	25,590	96,730
Micron Technology, Inc. (a)	250,000	1,477,500
Photronics, Inc. (a)(b)	146,700	950,616
Semiconductor Manufacturing International Corp., ADR (a)(b)(c)	504,730	1,342,582
Semtech Corp. (a)	64,000	1,365,120
Total		12,715,365
Software 1.1%
JDA Software Group, Inc. (a)	13,340	352,309
Mentor Graphics Corp. (a)(b)	287,800	3,220,482

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (cont.)
Quest Software, Inc. (a)	28,950	$498,809
Total		4,071,600
TOTAL INFORMATION TECHNOLOGY		61,273,053
MATERIALS 4.5%
Chemicals 1.7%
Ferro Corp. (a)	34,960	292,615
Georgia Gulf Corp. (a)(b)	12,850	272,291
H.B. Fuller Co. (b)	23,565	522,436
Innophos Holdings, Inc.	7,782	323,809
Kraton Performance Polymers, Inc. (a)(b)	12,810	307,056
Minerals Technologies, Inc.	8,960	519,770
OM Group, Inc. (a)	10,180	321,993
PolyOne Corp. (b)	246,160	3,109,001
Sensient Technologies Corp.	6,050	219,918
TPC Group, Inc. (a)	8,600	274,340
Total		6,163,229
Construction Materials 0.4%
Texas Industries, Inc. (b)	40,500	1,442,205

Metals & Mining 0.1%
AK Steel Holding Corp. (b)	59,000	530,410

Paper & Forest Products 2.3%
AbitibiBowater, Inc. (a)(b)	215,700	3,664,743
Buckeye Technologies, Inc.	16,140	438,846
Louisiana-Pacific Corp. (a)(b)	392,383	2,617,195
PH Glatfelter Co. (b)	95,500	1,371,380
Total		8,092,164
TOTAL MATERIALS		16,228,008
TELECOMMUNICATION SERVICES 0.3%
Diversified Telecommunication Services 0.2%
General Communication, Inc., Class A (a)(b)	99,750	885,780

Wireless Telecommunication Services 0.1%
Leap Wireless International, Inc. (a)(b)	30,820	278,613
TOTAL TELECOMMUNICATION SERVICES		1,164,393

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 3.6%
Electric Utilities 2.1%
Cleco Corp. (b)	10,950	$389,053
IDACORP, Inc. (b)	12,460	475,972
NV Energy, Inc.	356	5,312
Pinnacle West Capital Corp.	23,413	1,035,791
PNM Resources, Inc. (b)	173,190	2,590,922
Portland General Electric Co.	21,390	515,927
UIL Holdings Corp. (b)	8,547	290,256
Unisource Energy Corp.	15,010	568,279
Westar Energy, Inc. (b)	60,000	1,599,000
Total		7,470,512
Gas Utilities 0.3%
Laclede Group, Inc. (The) (b)	11,375	451,588
Southwest Gas Corp.	10,550	390,561
WGL Holdings, Inc.	8,940	369,758
Total		1,211,907
Independent Power Producers & Energy Traders 0.7%
GenOn Energy, Inc. (a)	827,000	2,514,080

Multi-Utilities 0.5%
Avista Corp.	22,610	573,842
Black Hills Corp. (b)	16,482	504,349
NorthWestern Corp.	16,762	568,399
Total		1,646,590
TOTAL UTILITIES		12,843,089
Total Common Stocks (Cost: $332,102,526)		$335,394,779

	Shares	Value

Money Market Fund 6.8%
Columbia Short-Term Cash Fund, 0.139% (d)(e)	24,541,752	$24,541,752
Total Money Market Fund (Cost: $24,541,752)		$24,541,752

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 22.8%
Asset-Backed Commercial Paper 2.8%
Barton Capital Corporation
09/01/11	0.220%	$1,999,988	$1,999,988

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
Matchpoint Finance PLC
09/01/11	0.250%	$3,999,972	$3,999,972
Royal Park Investments Funding Corp.
09/16/11	0.410%	3,995,854	3,995,854
Total			9,995,814
Certificates of Deposit 9.5%
Bank of America, National Association
10/03/11	0.350%	5,000,000	5,000,000
Barclays Bank PLC
09/15/11	0.310%	4,000,000	4,000,000
Branch Banking & Trust Corporation
10/11/11	0.200%	5,000,000	5,000,000
Credit Suisse
10/25/11	0.268%	2,000,000	2,000,000
Lloyds Bank PLC
10/14/11	0.346%	2,000,000	2,000,000
N.V. Bank Nederlandse Gemeenten
09/28/11	0.260%	2,000,000	2,000,000
National Bank of Canada
10/07/11	0.255%	4,000,000	4,000,000
Natixis
10/07/11	0.496%	2,000,000	2,000,000
Societe Generale
09/23/11	0.592%	3,000,000	3,000,000
State Street Bank and Trust
09/23/11	0.150%	2,000,000	2,000,000
United Overseas Bank Ltd.
09/19/11	0.270%	3,000,000	3,000,000
Total			34,000,000
Commercial Paper 2.2%
PB Capital Corp.
09/30/11	0.501%	4,994,097	4,994,097
Westpac Securities NZ Ltd.
09/02/11	0.266%	3,000,000	3,000,000
Total			7,994,097
Repurchase Agreements 8.3%
Citibank NA dated 08/31/11, matures 09/01/11, repurchase price $5,000,013 (f)
	0.090%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
MF Global Holdings Ltd. dated 08/31/11, matures 09/01/11, repurchase price $5,000,015 (f)
	0.110%	$5,000,000	$5,000,000
Mizuho Securities USA, Inc. dated 08/31/11, matures 09/01/11, repurchase price $5,000,014 (f)
	0.100%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Pershing LLC dated 08/31/11, matures 09/01/11, repurchase price $3,000,018 (f)
	0.220%	$3,000,000	$3,000,000
UBS Securities LLC dated 08/31/11, matures 09/01/11 repurchase price $12,037,962 (f)
	0.080%	12,037,935	12,037,935
Total			30,037,935
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $82,027,846)			$82,027,846
Total Investments
(Cost: $438,672,124) (g)			$441,964,377(h)
Other Assets & Liabilities, Net			(82,314,800)
Net Assets			$359,649,577

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At August 31, 2011, security was partially or fully on loan.
(c)	Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $30,493,000 or 8.48% of net assets.
(d)	The rate shown is the seven-day current annualized yield at August 31, 2011.
(e)	Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$ 38,922,566	$ 24,719,438	$(39,100,252)	$ —	$ 24,541,752	$ 13,397	$ 24,541,752

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.090%)

Security Description	Value
Fannie Mae Pool	$3,078,042
Freddie Mac Gold Pool	2,021,958
Total Market Value of Collateral Securities	$5,100,000

MF Global Holdings Ltd. (0.110%)

Security Description	Value
Fannie Mae REMICS	$194,389
Federal Home Loan Mortgage Corp	96,855
Federal National Mortgage Association	71,346
Freddie Mac Gold Pool	2,653,150
Freddie Mac REMICS	455,018
Government National Mortgage Association	984,085
United States Treasury Strip Coupon	512,592
United States Treasury Strip Principal	132,622
Total Market Value of Collateral Securities	$5,100,057

Mizuho Securities USA, Inc. (0.100%)

Security Description	Value
Fannie Mae Pool	$1,598,307
Freddie Mac Gold Pool	696,579
Freddie Mac REMICS	338,904
Ginnie Mae I Pool	2,072,974
Government National Mortgage Association	393,236
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.220%)

Security Description	Value
Fannie Mae Pool	$131,996
Fannie Mae REMICS	877,985
Fannie Mae Whole Loan	7,585
Freddie Mac REMICS	1,896,341
Government National Mortgage Association	146,093
Total Market Value of Collateral Securities	$3,060,000

UBS Securities LLC (0.080%)

Security Description	Value
Fannie Mae Pool	$8,705,491
Freddie Mac Gold Pool	3,457,368
Freddie Mac Non Gold Pool	115,835
Total Market Value of Collateral Securities	$12,278,694

(g)

At August 31, 2011, the cost of securities for federal income tax purposes was approximately $438,672,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$46,071,000
Unrealized Depreciation	(42,779,000)
Net Unrealized Appreciation	$3,292,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of August 31, 2011:

	Fair value at August 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$51,259,592	$—	$—	$51,259,592
Consumer Staples	8,724,190	—	—	8,724,190
Energy	18,575,633	—	—	18,575,633
Financials	72,939,942	—	—	72,939,942
Health Care	19,357,844	—	—	19,357,844
Industrials	73,029,035	—	—	73,029,035
Information Technology	61,273,053	—	—	61,273,053
Materials	16,228,008	—	—	16,228,008
Telecommunication Services	1,164,393	—	—	1,164,393
Utilities	12,843,089	—	—	12,843,089
Total Equity Securities	335,394,779	—	—	335,394,779

Other
Affiliated Money Market Fund(c)	24,541,752	—	—	24,541,752
Investments of Cash Collateral Received for Securities on Loan	—	82,027,846	—	82,027,846
Total Other	24,541,752	82,027,846	—	106,569,598
Total	$359,936,531	$82,027,846	$—	$441,964,377

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at August 31, 2011.

Portfolio of Investments

Columbia U.S. Government Mortgage Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency(a) 100.1%
Federal Home Loan Mortgage Corp. (b)(c)
CMO IO Series 2136 Class S
03/15/29	1.170%	$2,409,877	$412,585
CMO IO Series 2471 Class SI
03/15/32	20.000%	141,367	32,069
CMO IO Series 2639 Class UI
03/15/22	0.000%	421,385	26,122
CMO IO Series 2936 Class AS
02/15/35	17.550%	5,804,832	768,282
CMO IO Series 2950 Class SM
03/15/35	11.710%	3,480,785	449,465
CMO IO Series 3280 Class SI
02/15/37	6.910%	9,872,471	1,602,257
CMO IO Series 3453 Class W
12/15/32	8.890%	20,723,855	3,479,832
CMO IO Series 3588 Class WI
10/15/12	0.000%	8,295,436	390,903
CMO IO Series 3600 Class DI
01/15/13	0.000%	5,906,744	99,386
CMO IO Series 3630 Class AI
03/15/17	0.000%	1,921,276	78,147
CMO IO Series 3708 Class SA
05/15/40	0.000%	10,063,817	1,543,013
CMO IO Series 3759 Class LI
11/15/34	1.000%	13,459,861	2,013,552
CMO IO Series 3761 Class KS
06/15/40	11.740%	5,654,218	936,374
CMO IO Series 3786 Class PI
12/15/37	2.160%	12,555,316	2,046,313
CMO IO Series 3800 Class HI
01/15/40	3.330%	9,769,725	1,781,764
Federal Home Loan Mortgage Corp. (b)(c)(d)
CMO IO Series 2795 Class IY
07/15/17	0.000%	311	—
Federal Home Loan Mortgage Corp. (c)
03/01/41- 04/01/41	4.000%	11,835,766	12,292,243
05/01/40- 07/01/40	4.500%	13,049,969	13,911,378
11/01/17- 04/01/40	5.000%	21,591,499	23,360,289
01/01/30- 08/01/38	5.500%	30,453,161	33,336,700
04/01/33- 03/01/38	6.000%	31,496,394	35,068,621
12/01/16- 08/01/34	6.500%	2,447,551	2,764,450
04/01/17- 08/01/29	7.000%	230,898	252,613
06/01/15	7.500%	227,171	245,324
10/01/17- 06/01/31	8.000%	288,434	336,741
01/01/20	10.500%	19,638	19,777
Federal Home Loan Mortgage Corp. (c)(e)
09/01/41	4.500%	10,300,000	10,869,719
Federal National Mortgage Association (b)(c)
CMO IO Series 2002-60 Class SA
02/25/31	10.930%	4,742,021	1,059,593

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)
CMO IO Series 2003-119 Class GI
12/25/33	1.000%	$476,735	$83,770
CMO IO Series 2003-32 Class VS
01/25/33	1.170%	6,561,949	735,970
CMO IO Series 2003-63 Class IP
07/25/33	0.000%	1,001,854	189,551
CMO IO Series 2003-71 Class IM
12/25/31	20.000%	226,331	17,981
CMO IO Series 2004-31 Class SM
05/25/34	12.980%	2,588,662	429,442
CMO IO Series 2004-46 Class SI
05/25/34	13.090%	12,130,069	1,786,172
CMO IO Series 2004-54 Class SW
06/25/33	1.260%	10,142,307	1,049,221
CMO IO Series 2004-84 Class GI
12/25/22	0.000%	48,828	1,740
CMO IO Series 2005-57 Class NI
07/25/35	13.980%	5,957,219	995,900
CMO IO Series 2005-7 Class SC
02/25/35	9.570%	14,528,618	1,720,155
CMO IO Series 2005-70 Class YJ
08/25/35	0.000%	441,691	4,836
CMO IO Series 2006-5 Class N1
08/25/34	0.000%	10,953,821	388,946
CMO IO Series 2006-5 Class N2
02/25/35	17.940%	57,132,753	2,823,324
CMO IO Series 2006-60 Class UI
07/25/36	12.670%	7,157,762	1,532,212
CMO IO Series 2007-5 Class SC
02/25/37	11.600%	4,300,758	622,983
CMO IO Series 2008-36 Class YI
07/25/36	9.300%	12,153,795	2,372,767
CMO IO Series 2008-7 Class SA
02/25/38	18.510%	4,696,707	895,617
CMO IO Series 2009-7 Class LI
02/25/39	0.000%	10,654,976	2,396,416
CMO IO Series 2010-3 Class DI
04/25/34	22.690%	71,145,897	4,454,160
Federal National Mortgage Association (c)
10/01/14	3.380%	2,439,688	2,572,812
11/01/40- 05/01/41	4.000%	59,373,223	61,837,659
06/01/25- 06/01/41	4.500%	150,464,773	160,464,883
11/01/17- 06/01/41	5.000%	100,261,421	108,600,767
03/01/23- 04/01/41	5.500%	91,251,220	100,755,902
03/01/17- 09/01/38	6.000%	25,822,665	28,834,110
08/01/16- 10/01/38	6.500%	33,226,610	37,526,183
10/01/12- 07/01/36	7.000%	5,790,499	6,746,792
11/01/11- 09/01/28	7.500%	469,417	543,756
03/01/13- 04/01/25	8.000%	330,511	379,302

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)
11/01/37	8.500%	$80,727	$94,299
10/01/31	9.500%	96,200	114,184
Federal National Mortgage Association (c)(e)
09/01/26	3.000%	22,500,000	23,122,265
09/01/26	3.500%	32,500,000	33,911,719
09/01/26- 09/01/41	4.000%	35,500,000	36,942,969
09/01/41	5.000%	11,000,000	11,849,063
09/01/41	5.500%	11,350,000	12,405,196
09/01/41	6.000%	66,500,000	73,607,188
09/01/41	6.500%	6,000,000	6,699,375
Federal National Mortgage Association (c)(f)
08/01/40	4.500%	3,764,222	4,038,549
01/01/33	5.500%	239,925	264,378
01/01/33- 09/01/36	6.000%	6,715,429	7,538,063
05/01/32	6.500%	137,374	156,595
Government National Mortgage Association (b)(c)
CMO IO Series 2002-66 Class SA
12/16/25	22.190%	7,464,496	1,572,753
CMO IO Series 2003-11 Class S
02/16/33	18.680%	3,236,498	613,930
CMO IO Series 2004-32 Class HS
05/16/34	9.300%	5,745,215	1,296,751
CMO IO Series 2007-17 Class CI
04/16/37	8.520%	2,330,962	591,652
CMO IO Series 2009-106 Class CM
01/16/34	22.870%	3,348,875	521,993
CMO IO Series 2010-116 Class IL
06/20/38	2.580%	9,901,023	1,518,306
CMO IO Series 2010-133 Class QI
09/16/34	0.770%	31,609,839	4,934,678
CMO IO Series 2010-165 Class IL
08/20/36	0.440%	12,011,538	2,130,482
CMO IO Series 2010-167 Class GI
02/20/38	1.690%	8,208,675	1,281,789
Government National Mortgage Association (c)
09/15/33- 05/15/40	5.000%	18,634,999	20,630,453
12/15/32	6.000%	206,294	233,473
12/15/31- 02/15/32	6.500%	662,346	764,614
02/15/30- 03/15/30	7.000%	164,196	192,514
11/15/14	8.000%	3,795	4,088
Government National Mortgage Association (c)(e)
09/01/41	4.000%	8,000,000	8,460,000
09/01/41	5.000%	2,000,000	2,203,438
Vendee Mortgage Trust CMO IO Series 1998-1 Class 2IO (b)(c)
03/15/28	6.820%	3,812,544	50,946
Total Residential Mortgage-Backed Securities - Agency (Cost: $907,234,999)			$937,686,544

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 9.4%
ASG Resecuritization Trust CMO Series 2010-3 Class 1A87 (c)(g)
07/28/37	3.500%	$1,439,235	$1,438,262
BCAP LLC Trust (c)(g)(h)
CMO Series 2009-RR13 Class 12A1
04/26/37	5.250%	496,678	496,931
CMO Series 2010-RR6 Class 6A1
07/26/37	4.000%	2,409,793	2,421,478
Banc of America Funding Corp. (c)
CMO Series 2005-1 Class 1A7
02/25/35	5.500%	1,575,954	1,575,294
Banc of America Funding Corp. (c)(g)(h)
CMO Series 2009-R7A Class 4A2
08/26/35	5.355%	5,410,975	3,255,372
Banc of America Mortgage Securities, Inc. CMO Series 2005-E Class 2A5 (c)(h)
06/25/35	2.867%	25,611	25,428
Castle Peak Loan Trust CMO Series 2011-1 Class 22A2 (c)(g)(h)
05/25/52	13.250%	3,782,000	3,758,665
Cendant Mortgage Corp. CMO Series 2003-9 Class 2A1 (c)(h)
11/25/18	4.822%	2,454,336	2,490,648
Citigroup Mortgage Loan Trust, Inc. (c)(g)
CMO Series 2010-6 Class 1A1
05/25/35	4.750%	3,437,188	3,486,069
Citigroup Mortgage Loan Trust, Inc. (c)(g)(h)
CMO Series 2009-7 Class 4A2
09/25/35	2.722%	5,600,980	3,942,586
CMO Series 2009-10 Class 1A2
09/25/33	2.589%	1,191,958	610,044
CMO Series 2009-11 Class 1A2
02/25/37	2.800%	710,201	387,890
CMO Series 2009-3 Class 4A3
10/25/33	2.621%	1,445,000	1,123,054
CMO Series 2009-9 Class 1A3
04/25/34	4.917%	2,489,441	1,367,076
CMO Series 2010-7 Class 3A4
12/25/35	7.470%	3,000,000	3,098,630
Countrywide Home Loan Mortgage Pass-Through Trust (c)
CMO Series 2002-31 Class A1
01/25/33	5.750%	3,120,927	3,264,366
Countrywide Home Loan Mortgage Pass-Through Trust (c)(g)
CMO Series 2005-R2 Class 2A1
06/25/35	7.000%	267,013	271,798
Credit Suisse Mortgage Capital Certificates (c)(g)
CMO Series 2009-12R Class 14A1
11/27/35	5.500%	1,004,985	1,044,836
CMO Series 2010-1R Class 47A1
04/27/37	5.000%	863,133	869,120
Credit Suisse Mortgage Capital Certificates (c)(g)(h)
CMO Series 2009-12R Class 30A1
12/27/36	5.300%	108,579	109,911
CMO Series 2009-2R Class 1A16
09/26/34	2.726%	20,000,000	10,514,190

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2010-1R Class 37A1
02/27/37	5.000%	$1,332,214	$1,341,330
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7 (c)
04/25/33	5.500%	1,528,789	1,562,835
GSR Mortgage Loan Trust CMO Series 2005-5F Class 2A3 (c)
06/25/35	5.500%	269,042	269,531
Indymac Index Mortgage Loan Trust CMO IO Series 2006-AR25 Class 3A3 (b)(c)
09/25/36	20.000%	7,035,251	111,426
JPMorgan Reremic (c)(g)(h)
CMO Series 2009-13 Class 2A2
09/26/35	2.722%	2,843,299	1,807,215
CMO Series 2009-3 Class 1A2
02/26/35	2.735%	1,449,242	758,676
Jefferies & Co., Inc. (c)(g)
CMO Series 2010-R4 Class 2A2
10/26/35	5.500%	3,720,930	3,822,966
Jefferies & Co., Inc. (c)(g)(h)
CMO Series 2009-R6 Class 4A2
04/26/35	4.897%	5,125,699	4,224,757
Prime Mortgage Trust (c)(g)
CMO Series 2005-1 Class 2A1
09/25/34	5.000%	614,680	619,471
Prime Mortgage Trust (c)(h)
CMO Series 2004-CL1 Class 3A1
02/25/34	6.919%	5,186,850	5,619,630
RBSSP Resecuritization Trust (c)(g)
CMO Series 2009-1 Class 4A1
10/26/35	5.500%	2,449,891	2,480,200
RBSSP Resecuritization Trust (c)(g)(h)
CMO Series 2009-12 Class 9A1
03/25/36	5.724%	5,269,561	4,812,791
Thornburg Mortgage Securities Trust CMO IO Series 2006-5 Class AX (b)(c)(i)
10/25/46	0.000%	5,097,162	1,019
Tryon Mortgage Funding, Inc. CMO Series 1997-1 Class B2 (c)
02/20/27	7.500%	16,461	14,128
Vendee Mortgage Trust CMO IO Series 1998-3 Class IO (b)(c)
03/15/29	0.000%	4,763,509	29,075
Wells Fargo Mortgage-Backed Securities Trust (c)
CMO Series 2005-14 Class 2A1
12/25/35	5.500%	332,296	329,799
CMO Series 2005-18 Class 2A6
01/25/36	5.500%	5,509,620	5,505,923
CMO Series 2007-8 Class 2A7
07/25/37	6.000%	393,449	388,735
Wells Fargo Mortgage-Backed Securities Trust (c)(h)
CMO Series 2003-O Class 1A11
01/25/34	4.693%	1,526,078	1,452,950
CMO Series 2004-G Class A1
06/25/34	4.729%	1,168,371	1,155,604

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2004-G Class A3
06/25/34	4.729%	$2,630,000	$2,586,263
CMO Series 2004-Q Class 1A2
09/25/34	2.918%	2,962,085	2,781,493
CMO Series 2005-AR16 Class 4A6
10/25/35	2.757%	389,275	380,031
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $70,915,434)			$87,607,496

Commercial Mortgage-Backed Securities - Agency 2.6%
Federal National Mortgage Association (c)
07/01/16	6.565%	4,256,655	4,626,740
10/01/19	4.430%	4,888,519	5,370,957
10/01/19	4.420%	4,312,239	4,735,452
01/01/20	4.570%	1,102,032	1,219,422
01/01/20	4.600%	1,811,618	2,007,666
05/01/24	5.030%	3,534,340	3,933,604
CMO Series 2010-M4 Class A1
06/25/20	2.520%	2,297,899	2,387,589
Total Commercial Mortgage-Backed Securities - Agency (Cost: $22,230,362)			$24,281,430

Commercial Mortgage-Backed Securities - Non-Agency 2.8%
Bear Stearns Commercial Mortgage Securities Series 2005-T18 Class A4 (c)(h)
02/13/42	4.933%	1,260,000	1,355,530
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates CMO Series K001 Class A2 (c)(h)
04/25/16	5.651%	1,208,916	1,323,392
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2011-C3 Class A4 (c)(g)
02/16/46	4.717%	1,250,000	1,255,422
Merrill Lynch Mortgage Investors, Inc. CMO IO Series 1998-C3 Class IO (c)(h)
12/15/30	0.542%	2,200,728	31,380
Morgan Stanley Capital I Series 2003-IQ6 Class A4 (c)
12/15/41	4.970%	2,660,000	2,806,885
Morgan Stanley Reremic Trust Series 2009-GG10 Class A4A (c)(g)(h)
08/12/45	5.998%	17,800,000	19,516,988
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $25,505,093)			$26,289,597

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 1.8%
Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1 (h)
11/25/36	0.268%	$147,005	$142,763
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2 (h)
05/25/36	0.318%	536,457	522,782
Citigroup Mortgage Loan Trust, Inc. (g)(h)
CMO Series 2009-6 Class 13A1
01/25/37	0.298%	2,985,415	2,966,976
Citigroup Mortgage Loan Trust, Inc. (h)
Series 2006-WFH4 Class A2
11/25/36	0.318%	182,625	180,758
Countrywide Asset-Backed Certificates Series 2005-SD1 Class A1C (g)(h)
05/25/35	0.608%	162,578	156,933
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1 (g)(h)
04/26/37	0.317%	1,216,668	1,200,540
HSBC Home Equity Loan Trust Series 2007-2 Class M1 (h)
07/20/36	0.523%	3,805,000	2,402,903
Home Equity Asset Trust Series 2005-5 Class 1A2 (h)
11/25/35	0.498%	2,673,604	2,616,993
Mastr Asset-Backed Securities Trust Series 2005-FRE1 Class A4 (h)
10/25/35	0.468%	252,040	232,824
Morgan Stanley ABS Capital I (h)
Series 2005-HE3 Class M1
07/25/35	0.708%	1,569,481	1,543,891
Series 2006-WMC1 Class A2B
12/25/35	0.418%	627,042	603,058

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Novastar Home Equity Loan Series 2006-2 Class A2B (h)
06/25/36	0.328%	$417,042	$414,107
Renaissance Home Equity Loan Trust Series 2005-2 Class AF3 (h)
08/25/35	4.499%	835,440	817,113
Residential Asset Mortgage Products, Inc. Series 2005-RZ3 Class A2 (h)
09/25/35	0.488%	1,509,699	1,432,801
Sierra Receivables Funding Co. LLC Series 2010-2A Class A (g)
11/20/25	3.840%	1,288,965	1,323,847
Structured Asset Investment Loan Trust Series 2005-9 Class A5 (h)
11/25/35	0.448%	220,416	215,924
Structured Asset Securities Corp. CMO Series 2006-NC1 Class A6 (h)
05/25/36	0.268%	21,821	21,644
Total Asset-Backed Securities - Non-Agency (Cost: $16,993,472)			$16,795,857

		Shares	Value

Money Market Fund 5.0%
Columbia Short-Term Cash Fund, 0.139% (j)(k)		46,663,039	$46,663,039
Total Money Market Fund (Cost: $46,663,039)			$46,663,039
Total Investments
(Cost: $1,089,542,399) (l)			$1,139,323,963(m)
Other Assets & Liabilities, Net			(202,409,701)
Net Assets			$936,914,262

Investments in Derivatives

Futures Contracts Outstanding at August 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Long Bond, 20-year	54	$7,345,688	Dec. 2011	$48,012	$—
U.S. Treasury Note, 2-year	(192)	(42,336,000)	Jan. 2012	—	(12,288)
U.S. Treasury Note, 5-year	(841)	(103,061,926)	Jan. 2012	—	(73,273)
U.S. Treasury Note, 10-year	(327)	(42,193,219)	Dec. 2011	—	(5,442)
Total		$(180,245,457)		$48,012	$(91,003)

Notes to Portfolio of Investments

(a)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at August 31, 2011:

Security	Principal	Settlement	Proceeds
Description	Amount	Date	Receivable	Value
Federal National Mortgage Association
09-01-26 4.500%	$15,000,000	09/19/2011	$15,904,688	$15,986,718
09-01-41 6.000	9,500,000	09/13/2011	10,476,719	10,518,281

(b)

Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The rate disclosed represents yield based upon the estimated timing and amount of future cash flows at August 31, 2011.

(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Negligible market value.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)

At August 31, 2011, investments in securities included securities valued at $3,946,140 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the value of these securities amounted to $84,484,024 or 9.02% of net assets.

(h)	Variable rate security. The interest rate shown reflects the rate as of August 31, 2011.
(i)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2011, the value of these securities amounted to $1,019, which represents 0.00% of net assets.

(j)	The rate shown is the seven-day current annualized yield at August 31, 2011.
(k)	Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$63,225,709	$113,843,823	$(130,406,493)	$—	$46,663,039	$5,393	$46,663,039

(l)

At August 31, 2011, the cost of securities for federal income tax purposes was approximately $1,089,542,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$53,341,000
Unrealized Depreciation	(3,559,000)
Net Unrealized Appreciation	$49,782,000

(m)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
IO	Interest Only

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of August 31, 2011:

	Fair value at August 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Residential Mortgage-Backed Securities - Agency	$—	$933,232,384	$4,454,160	$937,686,544
Residential Mortgage-Backed Securities - Non-Agency	—	76,417,161	11,190,335	87,607,496
Commercial Mortgage-Backed Securities - Agency	—	24,281,430	—	24,281,430
Commercial Mortgage-Backed Securities - Non-Agency	—	26,289,597	—	26,289,597
Asset-Backed Securities - Non-Agency	—	16,795,857	—	16,795,857
Total Bonds	—	1,077,016,429	15,644,495	1,092,660,924

Other
Affiliated Money Market Fund(c)	46,663,039	—	—	46,663,039
Total Other	46,663,039	—	—	46,663,039

Investments in Securities	46,663,039	1,077,016,429	15,644,495	1,139,323,963
Derivatives(d)
Assets
Futures Contracts	48,012	—	—	48,012
Liabilities
Futures Contracts	(91,003)	—	—	(91,003)
Total	$46,620,048	$1,077,016,429	$15,644,495	$1,139,280,972

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at August 31, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Residential	Residential
	Mortgage-Backed	Mortgage-Backed
	Securities -	Securities -
	Agency	Non-Agency	Total
Balance as of May 31, 2011	$3,186,161	$6,350,585	$9,536,746
Accrued discounts/premiums	(160,047)	(42,129)	(202,176)
Realized gain (loss)	—	(10,000)	(10,000)
Change in unrealized appreciation (depreciation)*	1,428,046	1,029,159	2,457,205
Sales	—	58,000	58,000
Purchases	—	3,758,665	3,758,665
Transfers into Level 3	—	46,055	46,055
Transfers out of Level 3	—	—	—
Balance as of August 31, 2011	$4,454,160	$11,190,335	$15,644,495

*                    Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2011 was $2,457,205, which is comprised of Residential Mortgage-Backed Securities - Agency of $1,428,046 and Residential Mortgage-Backed Securities - Non-Agency of $1,029,159.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia Funds Series Trust II

By
/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By
/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	October 24, 2011

By
/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date	October 24, 2011